UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

500 Index Fund Investor Shares - VFINX

500 Index Fund ETF Shares - VOO

500 Index Fund Admiral™ Shares - VFIAX

500 Index Fund Institutional Select Share Class - VFFSX

Value Index Fund Investor Shares - VIVAX

Value Index Fund ETF Shares - VTV

Value Index Fund Admiral™ Shares - VVIAX

Value Index Fund Institutional Shares - VIVIX

Growth Index Fund Investor Shares - VIGRX

Growth Index Fund ETF Shares - VUG

Growth Index Fund Admiral™ Shares - VIGAX

Growth Index Fund Institutional Shares - VIGIX

Large-Cap Index Fund Investor Shares - VLACX

Large-Cap Index Fund ETF Shares - VV

Large-Cap Index Fund Admiral™ Shares - VLCAX

Large-Cap Index Fund Institutional Shares - VLISX

Vanguard 500 Index Fund

Investor Shares (VFINX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,091	$10,095	$10,180
2015	$10,117	$10,123	$10,192
2015	$9,462	$9,471	$9,451
2015	$10,125	$10,138	$10,044
2016	$10,258	$10,275	$10,136
2016	$10,506	$10,527	$10,401
2016	$10,907	$10,933	$10,862
2016	$11,321	$11,351	$11,312
2017	$12,004	$12,039	$11,967
2017	$12,370	$12,411	$12,327
2017	$12,920	$12,967	$12,890
2017	$13,774	$13,829	$13,705
2018	$13,665	$13,724	$13,623
2018	$14,129	$14,195	$14,150
2018	$15,213	$15,290	$15,156
2018	$13,151	$13,223	$12,979
2019	$14,942	$15,027	$14,802
2019	$15,580	$15,674	$15,407
2019	$15,840	$15,940	$15,582
2019	$17,271	$17,386	$16,990
2020	$13,880	$13,979	$13,429
2020	$16,728	$16,850	$16,395
2020	$18,215	$18,355	$17,883
2020	$20,423	$20,585	$20,523
2021	$21,679	$21,856	$21,846
2021	$23,523	$23,724	$23,657
2021	$23,651	$23,863	$23,629
2021	$26,250	$26,494	$25,788
2022	$25,034	$25,276	$24,396
2022	$20,995	$21,206	$20,288
2022	$19,963	$20,170	$19,362
2022	$21,465	$21,696	$20,752
2023	$23,065	$23,322	$22,255
2023	$25,073	$25,361	$24,123
2023	$24,244	$24,531	$23,329
2023	$27,069	$27,399	$26,160
2024	$29,916	$30,291	$28,788
2024	$31,186	$31,589	$29,720
2024	$33,010	$33,448	$31,551
2024	$33,794	$34,254	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	24.84%	14.37%	12.95%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR40

Vanguard 500 Index Fund

ETF Shares (VOO) CBOE BZK Exchange, Inc.

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,094	$10,095	$10,180
2015	$10,123	$10,123	$10,192
2015	$9,469	$9,471	$9,451
2015	$10,135	$10,138	$10,044
2016	$10,271	$10,275	$10,136
2016	$10,522	$10,527	$10,401
2016	$10,927	$10,933	$10,862
2016	$11,345	$11,351	$11,312
2017	$12,031	$12,039	$11,967
2017	$12,401	$12,411	$12,327
2017	$12,956	$12,967	$12,890
2017	$13,816	$13,829	$13,705
2018	$13,708	$13,724	$13,623
2018	$14,177	$14,195	$14,150
2018	$15,269	$15,290	$15,156
2018	$13,205	$13,223	$12,979
2019	$15,007	$15,027	$14,802
2019	$15,651	$15,674	$15,407
2019	$15,917	$15,940	$15,582
2019	$17,359	$17,386	$16,990
2020	$13,952	$13,979	$13,429
2020	$16,818	$16,850	$16,395
2020	$18,319	$18,355	$17,883
2020	$20,544	$20,585	$20,523
2021	$21,812	$21,856	$21,846
2021	$23,675	$23,724	$23,657
2021	$23,810	$23,863	$23,629
2021	$26,432	$26,494	$25,788
2022	$25,213	$25,276	$24,396
2022	$21,152	$21,206	$20,288
2022	$20,116	$20,170	$19,362
2022	$21,635	$21,696	$20,752
2023	$23,254	$23,322	$22,255
2023	$25,284	$25,361	$24,123
2023	$24,454	$24,531	$23,329
2023	$27,314	$27,399	$26,160
2024	$30,194	$30,291	$28,788
2024	$31,485	$31,589	$29,720
2024	$33,335	$33,448	$31,551
2024	$34,136	$34,254	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.98%	14.48%	13.06%
ETF Shares Market Price	24.94%	14.49%	13.06%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR968

Vanguard 500 Index Fund

Admiral™ Shares (VFIAX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,094	$10,095	$10,180
2015	$10,123	$10,123	$10,192
2015	$9,470	$9,471	$9,451
2015	$10,136	$10,138	$10,044
2016	$10,272	$10,275	$10,136
2016	$10,523	$10,527	$10,401
2016	$10,928	$10,933	$10,862
2016	$11,345	$11,351	$11,312
2017	$12,032	$12,039	$11,967
2017	$12,402	$12,411	$12,327
2017	$12,957	$12,967	$12,890
2017	$13,817	$13,829	$13,705
2018	$13,711	$13,724	$13,623
2018	$14,180	$14,195	$14,150
2018	$15,272	$15,290	$15,156
2018	$13,205	$13,223	$12,979
2019	$15,007	$15,027	$14,802
2019	$15,651	$15,674	$15,407
2019	$15,917	$15,940	$15,582
2019	$17,359	$17,386	$16,990
2020	$13,955	$13,979	$13,429
2020	$16,821	$16,850	$16,395
2020	$18,322	$18,355	$17,883
2020	$20,547	$20,585	$20,523
2021	$21,816	$21,856	$21,846
2021	$23,678	$23,724	$23,657
2021	$23,813	$23,863	$23,629
2021	$26,437	$26,494	$25,788
2022	$25,218	$25,276	$24,396
2022	$21,155	$21,206	$20,288
2022	$20,120	$20,170	$19,362
2022	$21,639	$21,696	$20,752
2023	$23,258	$23,322	$22,255
2023	$25,289	$25,361	$24,123
2023	$24,459	$24,531	$23,329
2023	$27,316	$27,399	$26,160
2024	$30,196	$30,291	$28,788
2024	$31,486	$31,589	$29,720
2024	$33,336	$33,448	$31,551
2024	$34,136	$34,254	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	24.97%	14.48%	13.06%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR540

Vanguard 500 Index Fund

Institutional Select Share Class (VFFSX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Share Class	$1	0.01%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 24, 2016, Through December 31, 2024

Initial Investment of $5,000,000,000

	Institutional Select Share Class	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/24/16	$5,000,000,000	$5,000,000,000	$5,000,000,000
6/30/16	$5,152,656,423	$5,152,577,879	$5,147,526,005
9/30/16	$5,351,187,741	$5,351,059,644	$5,375,816,703
12/31/16	$5,556,006,018	$5,555,696,904	$5,598,236,535
3/31/17	$5,892,894,070	$5,892,712,361	$5,922,524,381
6/30/17	$6,074,753,290	$6,074,688,823	$6,100,664,780
9/30/17	$6,347,363,071	$6,346,856,796	$6,379,289,163
12/31/17	$6,769,029,785	$6,768,592,456	$6,782,952,897
3/31/18	$6,717,278,809	$6,717,209,557	$6,741,940,992
6/30/18	$6,947,757,117	$6,947,870,304	$7,003,081,023
9/30/18	$7,482,903,724	$7,483,604,398	$7,500,775,615
12/31/18	$6,471,250,501	$6,471,833,716	$6,423,697,564
3/31/19	$7,354,824,829	$7,355,108,910	$7,325,617,960
6/30/19	$7,671,344,837	$7,671,660,236	$7,625,109,507
9/30/19	$7,801,522,865	$7,801,946,815	$7,711,778,735
12/31/19	$8,509,172,295	$8,509,582,474	$8,408,617,168
3/31/20	$6,840,975,216	$6,841,875,118	$6,646,103,521
6/30/20	$8,246,765,462	$8,247,419,786	$8,114,140,460
9/30/20	$8,983,316,644	$8,983,867,536	$8,850,466,588
12/31/20	$10,074,899,875	$10,075,241,770	$10,156,825,684
3/31/21	$10,697,837,957	$10,697,385,154	$10,811,806,098
6/30/21	$11,612,520,867	$11,611,886,545	$11,707,876,485
9/30/21	$11,679,484,952	$11,679,473,268	$11,694,013,568
12/31/21	$12,966,880,998	$12,967,381,916	$12,762,816,558
3/31/22	$12,369,716,273	$12,371,075,462	$12,073,696,590
6/30/22	$10,377,912,168	$10,379,193,451	$10,040,888,900
9/30/22	$9,870,672,629	$9,872,419,381	$9,582,695,685
12/31/22	$10,616,603,624	$10,618,876,858	$10,270,354,382
3/31/23	$11,412,417,469	$11,414,983,990	$11,014,354,644
6/30/23	$12,409,716,259	$12,412,896,177	$11,938,732,090
9/30/23	$12,003,083,172	$12,006,570,925	$11,545,986,839
12/31/23	$13,406,371,682	$13,410,327,659	$12,946,697,507
3/31/24	$14,820,903,364	$14,825,911,958	$14,247,286,498
6/30/24	$15,455,416,801	$15,461,022,779	$14,708,800,136
9/30/24	$16,364,579,246	$16,371,147,757	$15,614,812,637
12/31/24	$16,758,463,256	$16,765,554,148	$16,037,724,646

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/24/16
Institutional Select Share Class	25.00%	14.52%	15.25%
S&P 500 Index	25.02%	14.53%	15.26%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.66%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1940

Vanguard Value Index Fund

Investor Shares (VIVAX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,940	$9,945	$10,180
2015	$9,984	$9,993	$10,192
2015	$9,257	$9,268	$9,451
2015	$9,897	$9,914	$10,044
2016	$10,055	$10,078	$10,136
2016	$10,434	$10,462	$10,401
2016	$10,748	$10,781	$10,862
2016	$11,554	$11,592	$11,312
2017	$11,926	$11,972	$11,967
2017	$12,140	$12,192	$12,327
2017	$12,641	$12,696	$12,890
2017	$13,517	$13,581	$13,705
2018	$13,200	$13,270	$13,623
2018	$13,361	$13,438	$14,150
2018	$14,338	$14,421	$15,156
2018	$12,767	$12,848	$12,979
2019	$14,136	$14,230	$14,802
2019	$14,668	$14,770	$15,407
2019	$14,826	$14,937	$15,582
2019	$16,045	$16,169	$16,990
2020	$12,033	$12,126	$13,429
2020	$13,560	$13,670	$16,395
2020	$14,318	$14,438	$17,883
2020	$16,394	$16,535	$20,523
2021	$18,186	$18,353	$21,846
2021	$19,135	$19,316	$23,657
2021	$18,947	$19,134	$23,629
2021	$20,707	$20,920	$25,788
2022	$20,906	$21,128	$24,396
2022	$18,753	$18,959	$20,288
2022	$17,671	$17,874	$19,362
2022	$20,255	$20,498	$20,752
2023	$20,050	$20,293	$22,255
2023	$20,759	$21,018	$24,123
2023	$20,266	$20,529	$23,329
2023	$22,100	$22,378	$26,160
2024	$24,248	$24,561	$28,788
2024	$24,013	$24,332	$29,720
2024	$26,268	$26,628	$31,551
2024	$25,601	$25,959	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	15.84%	9.80%	9.86%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR6

Vanguard Value Index Fund

ETF Shares (VTV) NYSE Arca

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,945	$9,945	$10,180
2015	$9,993	$9,993	$10,192
2015	$9,266	$9,268	$9,451
2015	$9,911	$9,914	$10,044
2016	$10,074	$10,078	$10,136
2016	$10,456	$10,462	$10,401
2016	$10,775	$10,781	$10,862
2016	$11,585	$11,592	$11,312
2017	$11,963	$11,972	$11,967
2017	$12,181	$12,192	$12,327
2017	$12,686	$12,696	$12,890
2017	$13,568	$13,581	$13,705
2018	$13,258	$13,270	$13,623
2018	$13,424	$13,438	$14,150
2018	$14,409	$14,421	$15,156
2018	$12,837	$12,848	$12,979
2019	$14,220	$14,230	$14,802
2019	$14,758	$14,770	$15,407
2019	$14,924	$14,937	$15,582
2019	$16,155	$16,169	$16,990
2020	$12,111	$12,126	$13,429
2020	$13,655	$13,670	$16,395
2020	$14,421	$14,438	$17,883
2020	$16,516	$16,535	$20,523
2021	$18,327	$18,353	$21,846
2021	$19,290	$19,316	$23,657
2021	$19,106	$19,134	$23,629
2021	$20,887	$20,920	$25,788
2022	$21,094	$21,128	$24,396
2022	$18,926	$18,959	$20,288
2022	$17,842	$17,874	$19,362
2022	$20,459	$20,498	$20,752
2023	$20,258	$20,293	$22,255
2023	$20,981	$21,018	$24,123
2023	$20,495	$20,529	$23,329
2023	$22,354	$22,378	$26,160
2024	$24,536	$24,561	$28,788
2024	$24,307	$24,332	$29,720
2024	$26,598	$26,628	$31,551
2024	$25,930	$25,959	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.00%	9.93%	10.00%
ETF Shares Market Price	15.94%	9.93%	10.00%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR966

Vanguard Value Index Fund

Admiral™ Shares (VVIAX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,943	$9,945	$10,180
2015	$9,994	$9,993	$10,192
2015	$9,266	$9,268	$9,451
2015	$9,914	$9,914	$10,044
2016	$10,076	$10,078	$10,136
2016	$10,459	$10,462	$10,401
2016	$10,777	$10,781	$10,862
2016	$11,586	$11,592	$11,312
2017	$11,963	$11,972	$11,967
2017	$12,181	$12,192	$12,327
2017	$12,687	$12,696	$12,890
2017	$13,570	$13,581	$13,705
2018	$13,256	$13,270	$13,623
2018	$13,425	$13,438	$14,150
2018	$14,408	$14,421	$15,156
2018	$12,833	$12,848	$12,979
2019	$14,214	$14,230	$14,802
2019	$14,751	$14,770	$15,407
2019	$14,919	$14,937	$15,582
2019	$16,147	$16,169	$16,990
2020	$12,114	$12,126	$13,429
2020	$13,656	$13,670	$16,395
2020	$14,423	$14,438	$17,883
2020	$16,517	$16,535	$20,523
2021	$18,332	$18,353	$21,846
2021	$19,295	$19,316	$23,657
2021	$19,110	$19,134	$23,629
2021	$20,893	$20,920	$25,788
2022	$21,099	$21,128	$24,396
2022	$18,928	$18,959	$20,288
2022	$17,842	$17,874	$19,362
2022	$20,458	$20,498	$20,752
2023	$20,257	$20,293	$22,255
2023	$20,976	$21,018	$24,123
2023	$20,488	$20,529	$23,329
2023	$22,349	$22,378	$26,160
2024	$24,529	$24,561	$28,788
2024	$24,300	$24,332	$29,720
2024	$26,589	$26,628	$31,551
2024	$25,922	$25,959	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	15.99%	9.93%	9.99%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR506

Vanguard Value Index Fund

Institutional Shares (VIVIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,971,871	$4,972,417	$5,090,054
2015	$4,997,132	$4,996,694	$5,096,078
2015	$4,633,467	$4,633,912	$4,725,720
2015	$4,957,449	$4,957,090	$5,022,045
2016	$5,038,463	$5,039,202	$5,067,957
2016	$5,228,516	$5,231,204	$5,200,452
2016	$5,387,648	$5,390,397	$5,431,090
2016	$5,793,893	$5,796,215	$5,655,796
2017	$5,982,618	$5,986,133	$5,983,419
2017	$6,091,751	$6,095,828	$6,163,391
2017	$6,345,137	$6,347,989	$6,444,880
2017	$6,787,159	$6,790,674	$6,852,694
2018	$6,630,022	$6,635,131	$6,811,260
2018	$6,713,109	$6,718,831	$7,075,085
2018	$7,206,680	$7,210,685	$7,577,897
2018	$6,419,144	$6,423,969	$6,489,745
2019	$7,110,127	$7,115,160	$7,400,938
2019	$7,378,575	$7,385,021	$7,703,509
2019	$7,461,109	$7,468,329	$7,791,070
2019	$8,077,237	$8,084,677	$8,495,073
2020	$6,058,450	$6,062,775	$6,714,437
2020	$6,831,676	$6,834,765	$8,197,568
2020	$7,215,743	$7,219,016	$8,941,465
2020	$8,263,233	$8,267,664	$10,261,256
2021	$9,171,467	$9,176,280	$10,922,971
2021	$9,651,696	$9,658,231	$11,828,254
2021	$9,561,424	$9,567,038	$11,814,249
2021	$10,451,673	$10,459,819	$12,894,041
2022	$10,555,266	$10,564,008	$12,197,836
2022	$9,470,991	$9,479,492	$10,144,127
2022	$8,927,581	$8,936,975	$9,681,223
2022	$10,236,935	$10,249,191	$10,375,952
2023	$10,134,759	$10,146,305	$11,127,602
2023	$10,496,886	$10,508,927	$12,061,484
2023	$10,252,655	$10,264,457	$11,664,700
2023	$11,184,377	$11,189,053	$13,079,813
2024	$12,275,563	$12,280,309	$14,393,774
2024	$12,161,116	$12,165,804	$14,860,033
2024	$13,307,346	$13,314,035	$15,775,361
2024	$12,971,589	$12,979,750	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	15.98%	9.94%	10.00%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR867

Vanguard Growth Index Fund

Investor Shares (VIGRX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,340	$10,346	$10,180
2015	$10,314	$10,325	$10,192
2015	$9,690	$9,705	$9,451
2015	$10,317	$10,338	$10,044
2016	$10,349	$10,376	$10,136
2016	$10,451	$10,482	$10,401
2016	$10,985	$11,021	$10,862
2016	$10,936	$10,975	$11,312
2017	$11,981	$12,031	$11,967
2017	$12,540	$12,598	$12,327
2017	$13,145	$13,210	$12,890
2017	$13,959	$14,032	$13,705
2018	$14,118	$14,200	$13,623
2018	$14,947	$15,038	$14,150
2018	$16,107	$16,208	$15,156
2018	$13,475	$13,563	$12,979
2019	$15,747	$15,858	$14,802
2019	$16,488	$16,612	$15,407
2019	$16,814	$16,945	$15,582
2019	$18,473	$18,624	$16,990
2020	$15,930	$16,069	$13,429
2020	$20,551	$20,739	$16,395
2020	$23,214	$23,438	$17,883
2020	$25,864	$26,124	$20,523
2021	$26,244	$26,516	$21,846
2021	$29,303	$29,621	$23,657
2021	$29,698	$30,031	$23,629
2021	$32,873	$33,255	$25,788
2022	$29,482	$29,837	$24,396
2022	$22,867	$23,148	$20,288
2022	$21,992	$22,272	$19,362
2022	$21,951	$22,239	$20,752
2023	$25,731	$26,079	$22,255
2023	$29,225	$29,635	$24,123
2023	$28,137	$28,543	$23,329
2023	$32,181	$32,660	$26,160
2024	$35,678	$36,224	$28,788
2024	$38,757	$39,368	$29,720
2024	$39,875	$40,521	$31,551
2024	$42,641	$43,351	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	32.50%	18.21%	15.61%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR9

Vanguard Growth Index Fund

ETF Shares (VUG) NYSE Arca

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,344	$10,346	$10,180
2015	$10,321	$10,325	$10,192
2015	$9,701	$9,705	$9,451
2015	$10,332	$10,338	$10,044
2016	$10,367	$10,376	$10,136
2016	$10,473	$10,482	$10,401
2016	$11,010	$11,021	$10,862
2016	$10,965	$10,975	$11,312
2017	$12,018	$12,031	$11,967
2017	$12,583	$12,598	$12,327
2017	$13,193	$13,210	$12,890
2017	$14,013	$14,032	$13,705
2018	$14,179	$14,200	$13,623
2018	$15,016	$15,038	$14,150
2018	$16,185	$16,208	$15,156
2018	$13,548	$13,563	$12,979
2019	$15,838	$15,858	$14,802
2019	$16,588	$16,612	$15,407
2019	$16,920	$16,945	$15,582
2019	$18,595	$18,624	$16,990
2020	$16,040	$16,069	$13,429
2020	$20,697	$20,739	$16,395
2020	$23,388	$23,438	$17,883
2020	$26,064	$26,124	$20,523
2021	$26,455	$26,516	$21,846
2021	$29,549	$29,621	$23,657
2021	$29,956	$30,031	$23,629
2021	$33,171	$33,255	$25,788
2022	$29,760	$29,837	$24,396
2022	$23,087	$23,148	$20,288
2022	$22,212	$22,272	$19,362
2022	$22,181	$22,239	$20,752
2023	$26,007	$26,079	$22,255
2023	$29,548	$29,635	$24,123
2023	$28,458	$28,543	$23,329
2023	$32,558	$32,660	$26,160
2024	$36,109	$36,224	$28,788
2024	$39,237	$39,368	$29,720
2024	$40,384	$40,521	$31,551
2024	$43,199	$43,351	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	32.68%	18.36%	15.76%
ETF Shares Market Price	32.64%	18.37%	15.76%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR967

Vanguard Growth Index Fund

Admiral™ Shares (VIGAX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,344	$10,346	$10,180
2015	$10,320	$10,325	$10,192
2015	$9,699	$9,705	$9,451
2015	$10,330	$10,338	$10,044
2016	$10,365	$10,376	$10,136
2016	$10,470	$10,482	$10,401
2016	$11,009	$11,021	$10,862
2016	$10,963	$10,975	$11,312
2017	$12,014	$12,031	$11,967
2017	$12,579	$12,598	$12,327
2017	$13,190	$13,210	$12,890
2017	$14,010	$14,032	$13,705
2018	$14,175	$14,200	$13,623
2018	$15,012	$15,038	$14,150
2018	$16,180	$16,208	$15,156
2018	$13,542	$13,563	$12,979
2019	$15,828	$15,858	$14,802
2019	$16,579	$16,612	$15,407
2019	$16,911	$16,945	$15,582
2019	$18,584	$18,624	$16,990
2020	$16,031	$16,069	$13,429
2020	$20,687	$20,739	$16,395
2020	$23,378	$23,438	$17,883
2020	$26,053	$26,124	$20,523
2021	$26,443	$26,516	$21,846
2021	$29,534	$29,621	$23,657
2021	$29,940	$30,031	$23,629
2021	$33,153	$33,255	$25,788
2022	$29,743	$29,837	$24,396
2022	$23,074	$23,148	$20,288
2022	$22,198	$22,272	$19,362
2022	$22,166	$22,239	$20,752
2023	$25,989	$26,079	$22,255
2023	$29,527	$29,635	$24,123
2023	$28,435	$28,543	$23,329
2023	$32,533	$32,660	$26,160
2024	$36,078	$36,224	$28,788
2024	$39,203	$39,368	$29,720
2024	$40,348	$40,521	$31,551
2024	$43,159	$43,351	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	32.66%	18.36%	15.75%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR509

Vanguard Growth Index Fund

Institutional Shares (VIGIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,172,206	$5,173,192	$5,090,054
2015	$5,161,071	$5,162,318	$5,096,078
2015	$4,850,557	$4,852,558	$4,725,720
2015	$5,166,364	$5,169,146	$5,022,045
2016	$5,184,201	$5,187,759	$5,067,957
2016	$5,237,051	$5,240,785	$5,200,452
2016	$5,506,240	$5,510,594	$5,431,090
2016	$5,483,263	$5,487,362	$5,655,796
2017	$6,010,352	$6,015,412	$5,983,419
2017	$6,292,054	$6,299,025	$6,163,391
2017	$6,597,669	$6,605,030	$6,444,880
2017	$7,008,395	$7,015,991	$6,852,694
2018	$7,091,729	$7,099,894	$6,811,260
2018	$7,509,687	$7,519,105	$7,075,085
2018	$8,095,196	$8,104,137	$7,577,897
2018	$6,774,811	$6,781,644	$6,489,745
2019	$7,919,591	$7,928,864	$7,400,938
2019	$8,295,635	$8,305,936	$7,703,509
2019	$8,460,871	$8,472,710	$7,791,070
2019	$9,298,989	$9,312,048	$8,495,073
2020	$8,022,127	$8,034,396	$6,714,437
2020	$10,351,680	$10,369,501	$8,197,568
2020	$11,697,501	$11,719,129	$8,941,465
2020	$13,037,027	$13,061,828	$10,261,256
2021	$13,231,913	$13,258,100	$10,922,971
2021	$14,779,576	$14,810,291	$11,828,254
2021	$14,983,555	$15,015,519	$11,814,249
2021	$16,591,760	$16,627,612	$12,894,041
2022	$14,884,555	$14,918,270	$12,197,836
2022	$11,548,330	$11,573,830	$10,144,127
2022	$11,110,354	$11,135,919	$9,681,223
2022	$11,093,815	$11,119,282	$10,375,952
2023	$13,007,992	$13,039,644	$11,127,602
2023	$14,778,121	$14,817,253	$12,061,484
2023	$14,233,289	$14,271,248	$11,664,700
2023	$16,283,627	$16,329,800	$13,079,813
2024	$18,059,512	$18,112,151	$14,393,774
2024	$19,624,088	$19,683,969	$14,860,033
2024	$20,197,907	$20,260,532	$15,775,361
2024	$21,605,407	$21,675,267	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	32.68%	18.37%	15.76%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR868

Vanguard Large-Cap Index Fund

Investor Shares (VLACX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Investor Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,125	$10,131	$10,180
2015	$10,137	$10,147	$10,192
2015	$9,457	$9,470	$9,451
2015	$10,093	$10,111	$10,044
2016	$10,189	$10,217	$10,136
2016	$10,436	$10,471	$10,401
2016	$10,855	$10,894	$10,862
2016	$11,254	$11,298	$11,312
2017	$11,946	$11,998	$11,967
2017	$12,323	$12,381	$12,327
2017	$12,870	$12,935	$12,890
2017	$13,718	$13,792	$13,705
2018	$13,621	$13,699	$13,623
2018	$14,083	$14,170	$14,150
2018	$15,142	$15,239	$15,156
2018	$13,088	$13,179	$12,979
2019	$14,884	$14,993	$14,802
2019	$15,517	$15,636	$15,407
2019	$15,753	$15,882	$15,582
2019	$17,175	$17,322	$16,990
2020	$13,836	$13,959	$13,429
2020	$16,793	$16,948	$16,395
2020	$18,418	$18,598	$17,883
2020	$20,763	$20,976	$20,523
2021	$21,934	$22,164	$21,846
2021	$23,850	$24,110	$23,657
2021	$23,929	$24,204	$23,629
2021	$26,341	$26,653	$25,788
2022	$24,926	$25,229	$24,396
2022	$20,730	$20,990	$20,288
2022	$19,738	$19,995	$19,362
2022	$21,130	$21,411	$20,752
2023	$22,756	$23,069	$22,255
2023	$24,762	$25,114	$24,123
2023	$23,994	$24,343	$23,329
2023	$26,859	$27,251	$26,160
2024	$29,637	$30,081	$28,788
2024	$30,902	$31,378	$29,720
2024	$32,676	$33,192	$31,551
2024	$33,560	$34,106	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	24.95%	14.34%	12.87%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR307

Vanguard Large-Cap Index Fund

ETF Shares (VV) NYSE Arca

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,129	$10,131	$10,180
2015	$10,145	$10,147	$10,192
2015	$9,468	$9,470	$9,451
2015	$10,107	$10,111	$10,044
2016	$10,207	$10,217	$10,136
2016	$10,459	$10,471	$10,401
2016	$10,881	$10,894	$10,862
2016	$11,284	$11,298	$11,312
2017	$11,982	$11,998	$11,967
2017	$12,362	$12,381	$12,327
2017	$12,916	$12,935	$12,890
2017	$13,771	$13,792	$13,705
2018	$13,677	$13,699	$13,623
2018	$14,147	$14,170	$14,150
2018	$15,214	$15,239	$15,156
2018	$13,160	$13,179	$12,979
2019	$14,968	$14,993	$14,802
2019	$15,609	$15,636	$15,407
2019	$15,854	$15,882	$15,582
2019	$17,290	$17,322	$16,990
2020	$13,927	$13,959	$13,429
2020	$16,908	$16,948	$16,395
2020	$18,551	$18,598	$17,883
2020	$20,920	$20,976	$20,523
2021	$22,104	$22,164	$21,846
2021	$24,043	$24,110	$23,657
2021	$24,132	$24,204	$23,629
2021	$26,572	$26,653	$25,788
2022	$25,153	$25,229	$24,396
2022	$20,924	$20,990	$20,288
2022	$19,933	$19,995	$19,362
2022	$21,344	$21,411	$20,752
2023	$22,995	$23,069	$22,255
2023	$25,032	$25,114	$24,123
2023	$24,265	$24,343	$23,329
2023	$27,169	$27,251	$26,160
2024	$29,989	$30,081	$28,788
2024	$31,279	$31,378	$29,720
2024	$33,085	$33,192	$31,551
2024	$33,993	$34,106	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	25.12%	14.48%	13.02%
ETF Shares Market Price	25.05%	14.48%	13.01%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR961

Vanguard Large-Cap Index Fund

Admiral™ Shares (VLCAX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Admiral Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,131	$10,131	$10,180
2015	$10,146	$10,147	$10,192
2015	$9,468	$9,470	$9,451
2015	$10,107	$10,111	$10,044
2016	$10,206	$10,217	$10,136
2016	$10,457	$10,471	$10,401
2016	$10,881	$10,894	$10,862
2016	$11,284	$11,298	$11,312
2017	$11,981	$11,998	$11,967
2017	$12,363	$12,381	$12,327
2017	$12,915	$12,935	$12,890
2017	$13,769	$13,792	$13,705
2018	$13,675	$13,699	$13,623
2018	$14,145	$14,170	$14,150
2018	$15,211	$15,239	$15,156
2018	$13,153	$13,179	$12,979
2019	$14,961	$14,993	$14,802
2019	$15,603	$15,636	$15,407
2019	$15,847	$15,882	$15,582
2019	$17,283	$17,322	$16,990
2020	$13,924	$13,959	$13,429
2020	$16,905	$16,948	$16,395
2020	$18,548	$18,598	$17,883
2020	$20,918	$20,976	$20,523
2021	$22,100	$22,164	$21,846
2021	$24,038	$24,110	$23,657
2021	$24,128	$24,204	$23,629
2021	$26,568	$26,653	$25,788
2022	$25,147	$25,229	$24,396
2022	$20,920	$20,990	$20,288
2022	$19,926	$19,995	$19,362
2022	$21,335	$21,411	$20,752
2023	$22,987	$23,069	$22,255
2023	$25,019	$25,114	$24,123
2023	$24,253	$24,343	$23,329
2023	$27,155	$27,251	$26,160
2024	$29,973	$30,081	$28,788
2024	$31,261	$31,378	$29,720
2024	$33,067	$33,192	$31,551
2024	$33,972	$34,106	$32,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	25.10%	14.47%	13.01%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5307

Vanguard Large-Cap Index Fund

Institutional Shares (VLISX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,064,717	$5,065,516	$5,090,054
2015	$5,072,527	$5,073,505	$5,096,078
2015	$4,733,990	$4,735,147	$4,725,720
2015	$5,053,400	$5,055,301	$5,022,045
2016	$5,103,277	$5,108,683	$5,067,957
2016	$5,229,161	$5,235,336	$5,200,452
2016	$5,440,308	$5,446,752	$5,431,090
2016	$5,642,490	$5,649,147	$5,655,796
2017	$5,991,191	$5,998,908	$5,983,419
2017	$6,181,690	$6,190,331	$6,163,391
2017	$6,458,545	$6,467,479	$6,444,880
2017	$6,885,803	$6,895,840	$6,852,694
2018	$6,838,894	$6,849,549	$6,811,260
2018	$7,073,732	$7,084,928	$7,075,085
2018	$7,608,102	$7,619,330	$7,577,897
2018	$6,579,032	$6,589,492	$6,489,745
2019	$7,483,290	$7,496,460	$7,400,938
2019	$7,803,771	$7,817,991	$7,703,509
2019	$7,925,711	$7,941,245	$7,791,070
2019	$8,644,126	$8,661,148	$8,495,073
2020	$6,965,480	$6,979,504	$6,714,437
2020	$8,456,359	$8,474,167	$8,197,568
2020	$9,278,618	$9,298,973	$8,941,465
2020	$10,463,503	$10,487,871	$10,261,256
2021	$11,056,106	$11,081,893	$10,922,971
2021	$12,025,908	$12,055,038	$11,828,254
2021	$12,071,091	$12,102,197	$11,814,249
2021	$13,291,936	$13,326,426	$12,894,041
2022	$12,581,600	$12,614,703	$12,197,836
2022	$10,466,554	$10,494,854	$10,144,127
2022	$9,969,679	$9,997,506	$9,681,223
2022	$10,675,192	$10,705,638	$10,375,952
2023	$11,501,196	$11,534,395	$11,127,602
2023	$12,519,377	$12,556,892	$12,061,484
2023	$12,134,906	$12,171,529	$11,664,700
2023	$13,587,701	$13,625,638	$13,079,813
2024	$14,998,319	$15,040,525	$14,393,774
2024	$15,643,823	$15,689,004	$14,860,033
2024	$16,546,919	$16,596,133	$15,775,361
2024	$17,000,884	$17,052,813	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	25.12%	14.49%	13.02%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR807

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$679,000	$668,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$679,000	$668,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard 500 Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

500 Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (9.4%)
	Meta Platforms Inc. Class A	59,037,619	34,567,116
	Alphabet Inc. Class A	158,236,531	29,954,175
	Alphabet Inc. Class C	128,887,444	24,545,325
*	Netflix Inc.	11,575,190	10,317,198
	Walt Disney Co.	49,043,424	5,460,985
	Verizon Communications Inc.	114,003,488	4,559,000
	AT&T Inc.	194,318,195	4,424,625
	Comcast Corp. Class A	103,372,375	3,879,565
	T-Mobile US Inc.	13,199,916	2,913,618
	Electronic Arts Inc.	6,463,956	945,677
*	Charter Communications Inc. Class A	2,618,502	897,544
*	Take-Two Interactive Software Inc.	4,423,281	814,238
*	Warner Bros Discovery Inc.	60,455,758	639,017
*	Live Nation Entertainment Inc.	4,246,748	549,954
	Omnicom Group Inc.	5,283,564	454,598
	Fox Corp. Class A	5,986,949	290,846
	News Corp. Class A	10,345,742	284,922
	Interpublic Group of Cos. Inc.	10,088,232	282,672
*	Match Group Inc.	6,799,835	222,423
[1]	Paramount Global Class B	16,106,886	168,478
	Fox Corp. Class B	3,575,586	163,547
	News Corp. Class B	2,958,303	90,021
			126,425,544
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	253,440,304	55,602,268
*	Tesla Inc.	75,632,736	30,543,524
	Home Depot Inc.	26,900,359	10,463,971
	McDonald's Corp.	19,407,481	5,626,035
	Booking Holdings Inc.	896,360	4,453,493
	Lowe's Cos. Inc.	15,362,859	3,791,554
	TJX Cos. Inc.	30,544,771	3,690,114
	Starbucks Corp.	30,696,609	2,801,066
	NIKE Inc. Class B	32,243,274	2,439,849
*	Chipotle Mexican Grill Inc.	36,900,831	2,225,120
*	O'Reilly Automotive Inc.	1,563,765	1,854,312
	Marriott International Inc. Class A	6,246,048	1,742,273
	Hilton Worldwide Holdings Inc.	6,601,976	1,631,744
	General Motors Co.	29,778,323	1,586,291
	Royal Caribbean Cruises Ltd.	6,699,317	1,545,465
*	Airbnb Inc. Class A	11,724,051	1,540,658
*	AutoZone Inc.	458,176	1,467,080
	Ross Stores Inc.	8,984,964	1,359,155
*	Lululemon Athletica Inc.	3,059,445	1,169,962
	DR Horton Inc.	7,897,604	1,104,243
	Ford Motor Co.	105,712,382	1,046,553
	Yum! Brands Inc.	7,557,329	1,013,891
	Lennar Corp. Class A	6,467,369	881,955
	Garmin Ltd.	4,160,610	858,167
*	Deckers Outdoor Corp.	4,114,287	835,571
	eBay Inc.	12,971,566	803,588
	Tractor Supply Co.	14,466,232	767,578
*	Carnival Corp.	28,131,691	701,042
*	NVR Inc.	82,282	672,976
*	Expedia Group Inc.	3,325,967	619,727
	PulteGroup Inc.	5,553,262	604,750
	Darden Restaurants Inc.	3,182,311	594,106
*	Ulta Beauty Inc.	1,276,177	555,048
	Las Vegas Sands Corp.	9,424,492	484,042
	Best Buy Co. Inc.	5,291,909	454,046
1

500 Index Fund
		Shares	Market Value• ($000)
	Genuine Parts Co.	3,765,685	439,681
	Tapestry Inc.	6,309,474	412,198
	Domino's Pizza Inc.	934,867	392,420
*	Aptiv plc	6,364,988	384,954
	Pool Corp.	1,030,417	351,310
*	CarMax Inc.	4,195,758	343,045
*	Norwegian Cruise Line Holdings Ltd.	11,905,075	306,318
	LKQ Corp.	7,040,024	258,721
	Ralph Lauren Corp.	1,089,223	251,589
	Wynn Resorts Ltd.	2,505,360	215,862
*	MGM Resorts International	6,127,830	212,329
	Hasbro Inc.	3,551,613	198,571
*	Caesars Entertainment Inc.	5,753,826	192,293
	BorgWarner Inc. (XNYS)	5,922,557	188,278
*	Mohawk Industries Inc.	1,419,333	169,085
			151,847,871
Consumer Staples (5.5%)
	Costco Wholesale Corp.	11,999,419	10,994,708
	Procter & Gamble Co.	63,778,792	10,692,514
	Walmart Inc.	117,552,060	10,620,829
	Coca-Cola Co.	104,995,990	6,537,050
	PepsiCo Inc.	37,155,764	5,649,905
	Philip Morris International Inc.	42,106,984	5,067,576
	Altria Group Inc.	45,897,816	2,399,997
	Mondelez International Inc. Class A	36,217,204	2,163,254
	Colgate-Palmolive Co.	22,126,290	2,011,501
	Target Corp.	12,476,227	1,686,536
	Kimberly-Clark Corp.	9,031,295	1,183,461
	Kenvue Inc.	51,924,526	1,108,589
	Kroger Co.	17,026,260	1,041,156
	Sysco Corp.	13,303,452	1,017,182
*	Monster Beverage Corp.	18,962,613	996,675
	Keurig Dr Pepper Inc.	30,490,037	979,340
	General Mills Inc.	15,034,358	958,741
	Constellation Brands Inc. Class A	4,227,827	934,350
	Kraft Heinz Co.	23,905,029	734,123
	Church & Dwight Co. Inc.	6,634,125	694,659
	Hershey Co.	4,000,075	677,413
	Archer-Daniels-Midland Co.	12,948,650	654,166
	Kellanova	7,281,560	589,588
	Clorox Co.	3,351,773	544,361
	McCormick & Co. Inc.	6,827,988	520,566
	Estee Lauder Cos. Inc. Class A	6,321,698	474,001
	Dollar General Corp.	5,952,381	451,310
	Tyson Foods Inc. Class A	7,743,866	444,808
*	Dollar Tree Inc.	5,472,547	410,113
	Conagra Brands Inc.	12,924,999	358,669
	J M Smucker Co.	2,881,815	317,345
	Bunge Global SA	3,781,535	294,052
	Molson Coors Beverage Co. Class B	4,730,256	271,138
	Lamb Weston Holdings Inc.	3,862,178	258,109
	Hormel Foods Corp.	7,874,218	247,014
	Campbell's Co.	5,319,298	222,772
	Brown-Forman Corp. Class B	4,931,906	187,314
	Walgreens Boots Alliance Inc.	19,430,895	181,290
			74,576,175
Energy (3.2%)
	Exxon Mobil Corp.	119,025,394	12,803,562
	Chevron Corp.	45,261,036	6,555,608
	ConocoPhillips	35,031,621	3,474,086
	EOG Resources Inc.	15,231,921	1,867,129
	Williams Cos. Inc.	33,012,930	1,786,660
	ONEOK Inc.	15,820,650	1,588,393
	Schlumberger NV	38,241,853	1,466,193
	Kinder Morgan Inc.	52,346,155	1,434,285
	Phillips 66	11,184,577	1,274,259
	Marathon Petroleum Corp.	8,703,600	1,214,152
	Baker Hughes Co.	26,797,613	1,099,238
	Targa Resources Corp.	5,905,511	1,054,134
2

500 Index Fund
		Shares	Market Value• ($000)
	Valero Energy Corp.	8,573,957	1,051,081
	Hess Corp.	7,485,218	995,609
	Occidental Petroleum Corp.	18,297,007	904,055
	Diamondback Energy Inc.	5,061,276	829,189
	EQT Corp.	16,158,930	745,088
	Halliburton Co.	23,790,708	646,869
	Devon Energy Corp.	17,790,813	582,293
	Texas Pacific Land Corp.	510,116	564,168
	Coterra Energy Inc.	19,948,481	509,484
	APA Corp.	10,021,353	231,393
			42,676,928
Financials (13.6%)
*	Berkshire Hathaway Inc. Class B	49,639,021	22,500,375
	JPMorgan Chase & Co.	76,243,293	18,276,280
	Visa Inc. Class A	46,534,093	14,706,635
	Mastercard Inc. Class A	22,190,741	11,684,978
	Bank of America Corp.	180,778,583	7,945,219
	Wells Fargo & Co.	90,166,825	6,333,318
	Goldman Sachs Group Inc.	8,256,448	4,727,807
	American Express Co.	15,070,818	4,472,868
	S&P Global Inc.	8,598,506	4,282,314
	Morgan Stanley	33,597,048	4,223,821
	Blackrock Inc.	3,942,469	4,041,464
	Progressive Corp.	15,864,431	3,801,276
	Citigroup Inc.	49,968,181	3,517,260
	Blackstone Inc.	19,552,560	3,371,252
*	Fiserv Inc.	15,407,253	3,164,958
	Charles Schwab Corp.	40,484,717	2,996,274
	Marsh & McLennan Cos. Inc.	13,299,125	2,824,867
	Chubb Ltd.	10,152,068	2,805,016
	KKR & Co. Inc.	18,282,711	2,704,196
*	PayPal Holdings Inc.	27,149,948	2,317,248
	Intercontinental Exchange Inc.	15,549,464	2,317,026
	CME Group Inc.	9,758,148	2,266,135
	Aon plc Class A (XNYS)	5,856,376	2,103,376
	PNC Financial Services Group Inc.	10,745,295	2,072,230
	US Bancorp	42,248,432	2,020,742
	Apollo Global Management Inc.	12,113,326	2,000,637
	Moody's Corp.	4,220,043	1,997,642
	Arthur J Gallagher & Co.	6,763,545	1,919,832
	Capital One Financial Corp.	10,331,513	1,842,315
	Truist Financial Corp.	35,951,803	1,559,589
	Bank of New York Mellon Corp.	19,690,898	1,512,852
	Travelers Cos. Inc.	6,147,689	1,480,917
	Aflac Inc.	13,539,871	1,400,564
	Ameriprise Financial Inc.	2,627,049	1,398,720
	Allstate Corp.	7,171,688	1,382,630
	MetLife Inc.	15,751,239	1,289,711
	MSCI Inc.	2,122,266	1,273,381
	American International Group Inc.	16,892,714	1,229,790
	Discover Financial Services	6,799,525	1,177,882
	Fidelity National Information Services Inc.	14,579,794	1,177,610
	Prudential Financial Inc.	9,640,822	1,142,727
	Arch Capital Group Ltd.	10,148,844	937,246
	Nasdaq Inc.	11,207,313	866,437
	Hartford Financial Services Group Inc.	7,850,355	858,829
	Willis Towers Watson plc	2,727,549	854,377
	M&T Bank Corp.	4,493,565	844,835
	State Street Corp.	7,938,866	779,200
	Raymond James Financial Inc.	4,954,754	769,622
	Fifth Third Bancorp	18,159,273	767,774
	Synchrony Financial	10,543,786	685,346
	T Rowe Price Group Inc.	6,017,628	680,534
	Brown & Brown Inc.	6,427,553	655,739
	Huntington Bancshares Inc.	39,341,247	640,082
*	Corpay Inc.	1,887,981	638,931
	Global Payments Inc.	5,611,408	628,814
	Cincinnati Financial Corp.	4,231,803	608,110
	Regions Financial Corp.	24,614,246	578,927
3

500 Index Fund
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	2,834,201	553,803
	Northern Trust Corp.	5,368,427	550,264
	Citizens Financial Group Inc.	11,934,827	522,268
	FactSet Research Systems Inc.	1,028,612	494,022
	W R Berkley Corp.	8,153,244	477,128
	KeyCorp.	26,846,083	460,142
	Principal Financial Group Inc.	5,698,736	441,139
	Everest Group Ltd.	1,164,282	422,006
	Loews Corp.	4,895,371	414,589
	Jack Henry & Associates Inc.	1,977,341	346,628
	Assurant Inc.	1,389,018	296,166
	Erie Indemnity Co. Class A	676,228	278,761
	Globe Life Inc.	2,273,601	253,552
	MarketAxess Holdings Inc.	1,020,925	230,770
	Invesco Ltd.	12,168,054	212,698
	Franklin Resources Inc.	8,365,914	169,744
			183,182,217
Health Care (10.1%)
	Eli Lilly & Co.	21,338,462	16,473,293
	UnitedHealth Group Inc.	24,922,962	12,607,530
	Johnson & Johnson	65,201,158	9,429,391
	AbbVie Inc.	47,855,822	8,503,980
	Merck & Co. Inc.	68,506,930	6,815,069
	Thermo Fisher Scientific Inc.	10,358,332	5,388,715
	Abbott Laboratories	46,971,737	5,312,973
*	Intuitive Surgical Inc.	9,645,682	5,034,660
	Pfizer Inc.	153,471,882	4,071,609
	Danaher Corp.	17,407,430	3,995,876
	Amgen Inc.	14,556,912	3,794,113
*	Boston Scientific Corp.	39,913,103	3,565,038
	Stryker Corp.	9,291,783	3,345,506
	Gilead Sciences Inc.	33,749,973	3,117,485
	Bristol-Myers Squibb Co.	54,926,306	3,106,632
*	Vertex Pharmaceuticals Inc.	6,974,651	2,808,692
	Medtronic plc	34,731,378	2,774,342
	Elevance Health Inc.	6,281,101	2,317,098
	Cigna Group	7,532,650	2,080,066
*	Regeneron Pharmaceuticals Inc.	2,850,482	2,030,484
	Zoetis Inc.	12,218,274	1,990,723
	McKesson Corp.	3,437,468	1,959,047
	Becton Dickinson & Co.	7,827,548	1,775,836
	CVS Health Corp.	34,078,162	1,529,769
	HCA Healthcare Inc.	4,938,633	1,482,331
*	Edwards Lifesciences Corp.	15,971,999	1,182,407
	Cencora Inc.	4,749,007	1,067,007
	Agilent Technologies Inc.	7,781,559	1,045,375
	GE HealthCare Technologies Inc.	12,372,998	967,321
*	IQVIA Holdings Inc.	4,669,855	917,673
*	IDEXX Laboratories Inc.	2,217,451	916,783
	ResMed Inc.	3,975,712	909,206
*	Centene Corp.	13,671,731	828,233
	Humana Inc.	3,261,270	827,417
*	DexCom Inc.	10,578,056	822,655
	Cardinal Health Inc.	6,553,665	775,102
*	Mettler-Toledo International Inc.	571,752	699,641
	West Pharmaceutical Services Inc.	1,961,648	642,557
*	Biogen Inc.	3,946,735	603,535
*	Waters Corp.	1,607,936	596,512
	Zimmer Biomet Holdings Inc.	5,391,258	569,479
	STERIS plc	2,674,347	549,739
	Labcorp Holdings Inc.	2,265,409	519,504
*	Insulet Corp.	1,899,787	495,977
*	Cooper Cos. Inc.	5,393,563	495,830
	Quest Diagnostics Inc.	3,022,577	455,986
*	Hologic Inc.	6,293,449	453,695
*	Molina Healthcare Inc.	1,548,633	450,730
	Baxter International Inc.	13,822,861	403,075
	Viatris Inc.	32,308,056	402,235
*	Align Technology Inc.	1,900,394	396,251
4

500 Index Fund
		Shares	Market Value• ($000)
*	Moderna Inc.	9,169,504	381,268
	Revvity Inc.	3,295,980	367,864
	Bio-Techne Corp.	4,302,681	309,922
*	Incyte Corp.	4,333,772	299,334
	Universal Health Services Inc. Class B	1,590,162	285,307
*	Charles River Laboratories International Inc.	1,385,020	255,675
*	Solventum Corp.	3,742,336	247,219
*	Henry Schein Inc.	3,376,860	233,679
	Teleflex Inc.	1,258,155	223,926
*	DaVita Inc.	1,221,188	182,629
*,2	ABIOMED Inc. CVR	180	—
			136,091,006
Industrials (8.1%)
	General Electric Co.	29,310,722	4,888,735
	Caterpillar Inc.	13,075,474	4,743,259
	RTX Corp.	36,046,456	4,171,296
	Honeywell International Inc.	17,610,012	3,977,926
	Union Pacific Corp.	16,418,533	3,744,082
*	Boeing Co.	20,245,874	3,583,520
	Eaton Corp. plc	10,702,785	3,551,933
*	Uber Technologies Inc.	57,025,930	3,439,804
	Automatic Data Processing Inc.	11,034,547	3,230,143
	Deere & Co.	6,891,007	2,919,720
	Lockheed Martin Corp.	5,713,139	2,776,243
	United Parcel Service Inc. Class B (XNYS)	19,806,902	2,497,650
	GE Vernova Inc.	7,465,502	2,455,628
	Trane Technologies plc	6,094,164	2,250,879
	Parker-Hannifin Corp.	3,486,164	2,217,305
	Waste Management Inc.	9,891,857	1,996,078
	TransDigm Group Inc.	1,522,609	1,929,572
	Emerson Electric Co.	15,442,988	1,913,850
	3M Co.	14,747,326	1,903,732
	Illinois Tool Works Inc.	7,277,898	1,845,384
	General Dynamics Corp.	6,988,354	1,841,361
	Northrop Grumman Corp.	3,708,967	1,740,581
	FedEx Corp.	6,087,564	1,712,614
	Cintas Corp.	9,284,231	1,696,229
	CSX Corp.	52,224,629	1,685,289
	Carrier Global Corp.	22,597,724	1,542,521
	PACCAR Inc.	14,199,274	1,477,009
	Norfolk Southern Corp.	6,126,854	1,437,973
	Johnson Controls International plc	18,091,293	1,427,946
*	Copart Inc.	23,738,739	1,362,366
	Cummins Inc.	3,715,285	1,295,148
	WW Grainger Inc.	1,200,253	1,265,127
	Quanta Services Inc.	3,997,634	1,263,452
	United Rentals Inc.	1,777,422	1,252,087
	Paychex Inc.	8,674,890	1,216,393
	Howmet Aerospace Inc.	11,002,267	1,203,318
*	Axon Enterprise Inc.	1,962,296	1,166,232
	AMETEK Inc.	6,264,664	1,129,268
	Fastenal Co.	15,516,128	1,115,765
	Republic Services Inc.	5,512,890	1,109,083
	L3Harris Technologies Inc.	5,134,846	1,079,755
	Verisk Analytics Inc.	3,824,027	1,053,252
	Delta Air Lines Inc.	17,360,751	1,050,325
	Otis Worldwide Corp.	10,818,104	1,001,865
	Ingersoll Rand Inc. (XYNS)	10,914,348	987,312
	Old Dominion Freight Line Inc.	5,088,296	897,575
	Westinghouse Air Brake Technologies Corp.	4,654,606	882,467
	Rockwell Automation Inc.	3,057,832	873,898
*	United Airlines Holdings Inc.	8,906,137	864,786
	Equifax Inc.	3,357,263	855,599
	Xylem Inc.	6,578,873	763,281
	Broadridge Financial Solutions Inc.	3,166,017	715,805
	Fortive Corp.	9,396,326	704,724
	Dover Corp.	3,715,398	697,009
	Veralto Corp.	6,698,087	682,200
	Hubbell Inc.	1,453,940	609,041
5

500 Index Fund
		Shares	Market Value• ($000)
	Southwest Airlines Co.	16,248,383	546,271
	Lennox International Inc.	871,154	530,794
	Leidos Holdings Inc.	3,613,441	520,552
	Snap-on Inc.	1,421,806	482,675
	Pentair plc	4,475,039	450,368
	Jacobs Solutions Inc.	3,365,211	449,660
*	Builders FirstSource Inc.	3,116,480	445,439
	IDEX Corp.	2,049,569	428,954
	Masco Corp.	5,842,429	423,985
	Expeditors International of Washington Inc.	3,790,911	419,919
	Textron Inc.	5,023,865	384,275
	JB Hunt Transport Services Inc.	2,157,623	368,220
	Rollins Inc.	7,604,276	352,458
	Stanley Black & Decker Inc.	4,174,547	335,174
	CH Robinson Worldwide Inc.	3,201,262	330,754
*	Dayforce Inc.	4,271,120	310,254
	Nordson Corp.	1,471,478	307,892
	Allegion plc	2,353,888	307,606
	Paycom Software Inc.	1,271,592	260,638
*	Generac Holdings Inc.	1,611,224	249,820
	A O Smith Corp.	3,225,503	220,012
	Huntington Ingalls Industries Inc.	1,060,054	200,318
			110,021,433
Information Technology (32.4%)
	Apple Inc.	409,358,272	102,511,499
	NVIDIA Corp.	664,309,983	89,210,188
	Microsoft Corp.	201,349,048	84,868,624
	Broadcom Inc.	126,487,365	29,324,831
	Salesforce Inc.	25,889,419	8,655,609
	Oracle Corp.	43,525,996	7,253,172
	Cisco Systems Inc.	107,947,473	6,390,490
	Accenture plc Class A	16,922,229	5,953,071
*	ServiceNow Inc.	5,579,114	5,914,530
	International Business Machines Corp.	25,041,072	5,504,779
*	Advanced Micro Devices Inc.	43,948,587	5,308,550
*	Adobe Inc.	11,921,303	5,301,165
	Intuit Inc.	7,591,015	4,770,953
	Texas Instruments Inc.	24,704,591	4,632,358
	QUALCOMM Inc.	30,087,256	4,622,004
*	Palantir Technologies Inc. Class A	55,512,848	4,198,437
	Applied Materials Inc.	22,326,153	3,630,902
*	Palo Alto Networks Inc.	17,716,066	3,223,615
*	Arista Networks Inc.	27,975,162	3,092,095
	Analog Devices Inc.	13,445,530	2,856,637
	Micron Technology Inc.	30,026,812	2,527,057
	Lam Research Corp.	34,845,181	2,516,867
	Intel Corp.	116,803,619	2,341,913
	KLA Corp.	3,622,317	2,282,494
	Amphenol Corp. Class A	32,651,459	2,267,644
*	Cadence Design Systems Inc.	7,427,369	2,231,627
*	Crowdstrike Holdings Inc. Class A	6,302,452	2,156,447
	Motorola Solutions Inc.	4,525,808	2,091,964
*	Synopsys Inc.	4,160,531	2,019,355
*	Autodesk Inc.	5,822,473	1,720,948
*	Fortinet Inc.	17,228,239	1,627,724
	Roper Technologies Inc.	2,903,978	1,509,633
*	Workday Inc. Class A	5,772,548	1,489,491
	NXP Semiconductors NV	6,883,108	1,430,654
*	Fair Isaac Corp.	659,716	1,313,448
	TE Connectivity plc	8,100,462	1,158,123
	Cognizant Technology Solutions Corp. Class A	13,427,804	1,032,598
*	Gartner Inc.	2,088,919	1,012,019
	Corning Inc.	20,870,528	991,768
	Dell Technologies Inc. Class C	8,318,836	958,663
	HP Inc.	26,098,902	851,607
	Microchip Technology Inc.	14,546,601	834,248
*	ANSYS Inc.	2,368,756	799,052
	Monolithic Power Systems Inc.	1,321,137	781,717
*	Keysight Technologies Inc.	4,699,909	754,946
6

500 Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	35,169,982	750,879
*	GoDaddy Inc. Class A	3,802,142	750,429
*	ON Semiconductor Corp.	11,530,982	727,028
*	Tyler Technologies Inc.	1,159,410	668,562
	NetApp Inc.	5,545,489	643,720
	CDW Corp.	3,609,020	628,114
*	PTC Inc.	3,252,866	598,104
*	Teledyne Technologies Inc.	1,262,485	585,957
*	Western Digital Corp.	9,362,294	558,274
	Teradyne Inc.	4,411,607	555,510
*	Zebra Technologies Corp. Class A	1,396,944	539,528
*	First Solar Inc.	2,899,393	510,989
	Seagate Technology Holdings plc	5,728,441	494,422
*	Trimble Inc.	6,610,141	467,073
*	VeriSign Inc.	2,237,902	463,156
	Jabil Inc.	3,056,425	439,820
*,1	Super Micro Computer Inc. (XNGS)	13,638,843	415,712
	Gen Digital Inc. (XNGS)	14,680,297	401,947
*	F5 Inc.	1,573,537	395,697
*	Akamai Technologies Inc.	4,068,843	389,185
	Skyworks Solutions Inc.	4,323,604	383,417
*	EPAM Systems Inc.	1,535,837	359,109
	Juniper Networks Inc.	8,967,061	335,816
*	Enphase Energy Inc.	3,659,252	251,317
			438,239,281
Materials (1.9%)
	Linde plc	12,893,789	5,398,243
	Sherwin-Williams Co.	6,275,222	2,133,136
	Air Products & Chemicals Inc.	6,020,543	1,746,198
	Ecolab Inc.	6,824,752	1,599,176
	Freeport-McMoRan Inc.	38,913,878	1,481,840
	Newmont Corp. (XNYS)	30,829,675	1,147,481
	Corteva Inc.	18,612,979	1,060,195
	Vulcan Materials Co.	3,576,687	920,031
	DuPont de Nemours Inc.	11,319,578	863,118
	Martin Marietta Materials Inc.	1,655,608	855,122
	Dow Inc.	18,959,015	760,825
	PPG Industries Inc.	6,283,042	750,509
	Nucor Corp.	6,358,675	742,121
	Smurfit WestRock plc	13,384,369	720,882
	International Flavors & Fragrances Inc.	6,924,101	585,433
	Packaging Corp. of America	2,414,367	543,546
	LyondellBasell Industries NV Class A	7,035,487	522,526
	International Paper Co.	9,408,599	506,371
	Ball Corp.	8,082,324	445,579
	Steel Dynamics Inc.	3,834,110	437,357
	Avery Dennison Corp.	2,176,249	407,241
	CF Industries Holdings Inc.	4,712,481	402,069
	Amcor plc	39,124,022	368,157
	Eastman Chemical Co.	3,138,554	286,613
	Albemarle Corp.	3,182,325	273,935
	Mosaic Co.	8,600,821	211,408
	Celanese Corp.	2,964,259	205,156
	FMC Corp.	3,384,351	164,513
			25,538,781
Real Estate (2.1%)
	Prologis Inc.	25,082,110	2,651,179
	Equinix Inc.	2,613,047	2,463,816
	American Tower Corp.	12,654,662	2,320,992
	Welltower Inc.	16,020,815	2,019,103
	Digital Realty Trust Inc.	8,444,127	1,497,397
	Simon Property Group Inc.	8,305,317	1,430,259
	Public Storage	4,268,406	1,278,131
	Realty Income Corp.	23,703,475	1,266,003
*	CBRE Group Inc. Class A	8,145,180	1,069,381
	Crown Castle Inc.	11,769,388	1,068,190
	Extra Space Storage Inc.	5,740,682	858,806
	AvalonBay Communities Inc.	3,846,376	846,087
	Iron Mountain Inc.	7,949,059	835,526
7

500 Index Fund
		Shares	Market Value• ($000)
*	CoStar Group Inc.	11,105,781	795,063
	VICI Properties Inc.	26,700,542	779,923
	Ventas Inc.	11,361,215	669,062
	Equity Residential	9,247,604	663,608
	SBA Communications Corp.	2,911,079	593,278
	Weyerhaeuser Co.	19,677,288	553,916
	Essex Property Trust Inc.	1,739,489	496,520
	Invitation Homes Inc.	15,429,791	493,290
	Mid-America Apartment Communities Inc.	3,164,327	489,110
	Kimco Realty Corp.	18,245,084	427,482
	Alexandria Real Estate Equities Inc.	4,212,353	410,915
	Healthpeak Properties Inc.	18,942,692	383,968
	UDR Inc.	8,136,523	353,206
	Camden Property Trust	2,887,388	335,052
	Host Hotels & Resorts Inc.	18,931,480	331,680
	Regency Centers Corp.	4,422,764	326,975
	BXP Inc.	3,941,817	293,113
	Federal Realty Investment Trust	2,071,557	231,911
			28,232,942
Utilities (2.3%)
	NextEra Energy Inc.	55,693,209	3,992,646
	Southern Co.	29,672,282	2,442,622
	Duke Energy Corp.	20,919,871	2,253,907
	Constellation Energy Corp.	8,470,670	1,894,974
	Sempra	17,153,546	1,504,709
	American Electric Power Co. Inc.	14,426,556	1,330,561
	Vistra Corp.	9,213,742	1,270,299
	Dominion Energy Inc.	22,752,443	1,225,447
	PG&E Corp.	59,203,917	1,194,735
	Public Service Enterprise Group Inc.	13,493,156	1,140,037
	Xcel Energy Inc.	15,551,352	1,050,027
	Exelon Corp.	27,212,935	1,024,295
	Entergy Corp.	11,612,916	880,491
	Consolidated Edison Inc.	9,382,580	837,208
	Edison International	10,484,584	837,089
	WEC Energy Group Inc.	8,566,273	805,572
	DTE Energy Co.	5,607,620	677,120
	American Water Works Co. Inc.	5,278,282	657,093
	PPL Corp.	19,981,206	648,590
	Ameren Corp.	7,227,019	644,217
	Atmos Energy Corp.	4,202,758	585,318
	Eversource Energy	9,922,730	569,862
	CenterPoint Energy Inc.	17,649,922	560,032
	FirstEnergy Corp.	13,887,734	552,454
	CMS Energy Corp.	8,092,357	539,356
	NRG Energy Inc.	5,485,875	494,936
	NiSource Inc.	12,642,327	464,732
	Alliant Energy Corp.	6,951,756	411,127
	Evergy Inc.	6,225,334	383,169
	Pinnacle West Capital Corp.	3,082,023	261,263
	AES Corp.	19,257,736	247,847
			31,381,735
Total Common Stocks (Cost $797,942,277)			1,348,213,913
8

500 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $1,298,714)	12,987,392	1,298,739
Total Investments (99.9%) (Cost $799,240,991)			1,349,512,652
Other Assets and Liabilities—Net (0.1%)			819,275
Net Assets (100%)			1,350,331,927
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,492,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $18,376,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	5,483	1,627,286	(21,215)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/26	BANA	70,390	(5.229)	—	(309)
Citigroup Inc.	8/31/26	BANA	17,597	(5.329)	—	(79)
Global Payments Inc.	8/29/25	BANA	143,437	(5.229)	—	(344)
Goldman Sachs Group Inc.	8/29/25	BANA	83,603	(5.179)	55	—
Goldman Sachs Group Inc.	8/29/25	BANA	57,262	(5.179)	37	—
Kroger Co.	1/31/25	GSI	62,020	(4.381)	—	(991)
Paycom Software Inc.	8/29/25	BANA	9,224	(5.181)	—	(7)
VICI Properties Inc.	8/29/25	BANA	54,038	(5.229)	537	—
Visa Inc. Class A	8/29/25	BANA	79,010	(4.479)	—	(146)
					629	(1,876)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
9

500 Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $797,942,277)	1,348,213,913
Affiliated Issuers (Cost $1,298,714)	1,298,739
Total Investments in Securities	1,349,512,652
Investment in Vanguard	36,173
Cash Collateral Pledged—Futures Contracts	74,189
Cash Collateral Pledged—Over-the-Counter Swap Contracts	27,440
Receivables for Investment Securities Sold	810
Receivables for Accrued Income	827,150
Receivables for Capital Shares Issued	1,519,747
Unrealized Appreciation—Over-the-Counter Swap Contracts	629
Total Assets	1,351,998,790
Liabilities
Due to Custodian	7,180
Payables for Investment Securities Purchased	29,405
Collateral for Securities on Loan	18,376
Payables for Capital Shares Redeemed	1,585,210
Payables to Vanguard	18,809
Variation Margin Payable—Futures Contracts	6,007
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,876
Total Liabilities	1,666,863
Net Assets	1,350,331,927
1 Includes $17,492,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	821,665,143
Total Distributable Earnings (Loss)	528,666,784
Net Assets	1,350,331,927

Investor Shares—Net Assets
Applicable to 5,634,966 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,058,863
Net Asset Value Per Share—Investor Shares	$542.84

ETF Shares—Net Assets
Applicable to 1,085,430,160 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	584,624,228
Net Asset Value Per Share—ETF Shares	$538.61

Admiral™ Shares—Net Assets
Applicable to 1,035,803,118 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	562,187,404
Net Asset Value Per Share—Admiral Shares	$542.76

Institutional Select Shares—Net Assets
Applicable to 696,653,454 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	200,461,432
Net Asset Value Per Share—Institutional Select Shares	$287.75

See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	16,103,474
Interest[2]	87,719
Securities Lending—Net	2,710
Total Income	16,193,903
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20,816
Management and Administrative—Investor Shares	4,180
Management and Administrative—ETF Shares	98,675
Management and Administrative—Admiral Shares	173,646
Management and Administrative—Institutional Select Shares	13,797
Marketing and Distribution—Investor Shares	121
Marketing and Distribution—ETF Shares	19,733
Marketing and Distribution—Admiral Shares	18,895
Marketing and Distribution—Institutional Select Shares	261
Custodian Fees	3,737
Auditing Fees	45
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—ETF Shares	14,430
Shareholders’ Reports and Proxy Fees—Admiral Shares	5,181
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	106
Trustees’ Fees and Expenses	684
Other Expenses	23
Total Expenses	374,348
Expenses Paid Indirectly	(155)
Net Expenses	374,193
Net Investment Income	15,819,710
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	76,810,551
Futures Contracts	438,519
Swap Contracts	96,143
Realized Net Gain (Loss)	77,345,213
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	161,464,009
Futures Contracts	(92,173)
Swap Contracts	(3,359)
Change in Unrealized Appreciation (Depreciation)	161,368,477
Net Increase (Decrease) in Net Assets Resulting from Operations	254,533,400
1	Dividends are net of foreign withholding taxes of $4,056,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $82,777,000, ($186,000), and ($616,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $81,146,897,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

500 Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,819,710	13,895,757
Realized Net Gain (Loss)	77,345,213	20,796,417
Change in Unrealized Appreciation (Depreciation)	161,368,477	164,570,269
Net Increase (Decrease) in Net Assets Resulting from Operations	254,533,400	199,262,443
Distributions
Investor Shares	(37,970)	(46,502)
ETF Shares	(6,547,996)	(5,133,943)
Admiral Shares	(6,954,054)	(6,583,499)
Institutional Select Shares	(2,413,955)	(2,092,603)
Total Distributions	(15,953,975)	(13,856,547)
Capital Share Transactions
Investor Shares	(771,742)	(596,976)
ETF Shares	117,435,352	42,127,992
Admiral Shares	(1,393,046)	331,303
Institutional Select Shares	16,133,970	8,310,030
Net Increase (Decrease) from Capital Share Transactions	131,404,534	50,172,349
Total Increase (Decrease)	369,983,959	235,578,245
Net Assets
Beginning of Period	980,347,968	744,769,723
End of Period	1,350,331,927	980,347,968

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$440.05	$354.17	$439.86	$346.60	$298.16
Investment Operations
Net Investment Income[1]	6.147	5.990	5.605	4.910	5.128
Net Realized and Unrealized Gain (Loss) on Investments	102.834	85.860	(85.733)	93.389	48.323
Total from Investment Operations	108.981	91.850	(80.128)	98.299	53.451
Distributions
Dividends from Net Investment Income	(6.191)	(5.970)	(5.562)	(5.039)	(5.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.191)	(5.970)	(5.562)	(5.039)	(5.011)
Net Asset Value, End of Period	$542.84	$440.05	$354.17	$439.86	$346.60
Total Return[2]	24.84%	26.11%	-18.23%	28.53%	18.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,059	$3,177	$3,093	$4,512	$4,504
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.52%	1.47%	1.25%	1.73%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$436.63	$351.41	$436.47	$343.93	$295.87
Investment Operations
Net Investment Income[1]	6.701	6.412	6.012	5.353	5.413
Net Realized and Unrealized Gain (Loss) on Investments	101.983	85.165	(85.125)	92.624	47.950
Total from Investment Operations	108.684	91.577	(79.113)	97.977	53.363
Distributions
Dividends from Net Investment Income	(6.704)	(6.357)	(5.947)	(5.437)	(5.303)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.704)	(6.357)	(5.947)	(5.437)	(5.303)
Net Asset Value, End of Period	$538.61	$436.63	$351.41	$436.47	$343.93
Total Return[2]	24.98%	26.25%	-18.15%	28.66%	18.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$584,624	$372,051	$262,211	$279,850	$177,991
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.63%	1.60%	1.36%	1.83%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$439.99	$354.11	$439.83	$346.57	$298.14
Investment Operations
Net Investment Income[1]	6.676	6.404	6.000	5.326	5.427
Net Realized and Unrealized Gain (Loss) on Investments	102.799	85.843	(85.767)	93.371	48.314
Total from Investment Operations	109.475	92.247	(79.767)	98.697	53.741
Distributions
Dividends from Net Investment Income	(6.705)	(6.367)	(5.953)	(5.437)	(5.311)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.705)	(6.367)	(5.953)	(5.437)	(5.311)
Net Asset Value, End of Period	$542.76	$439.99	$354.11	$439.83	$346.57
Total Return[2]	24.97%	26.24%	-18.15%	28.66%	18.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$562,187	$456,812	$367,498	$453,239	$359,553
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%[3]	0.04%[3]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.62%	1.58%	1.35%	1.83%
Portfolio Turnover Rate[4]	2%	2%	2%	2%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$233.22	$187.66	$233.06	$183.64	$157.98
Investment Operations
Net Investment Income[1]	3.623	3.462	3.249	2.885	2.924
Net Realized and Unrealized Gain (Loss) on Investments	54.488	45.493	(45.458)	49.478	25.597
Total from Investment Operations	58.111	48.955	(42.209)	52.363	28.521
Distributions
Dividends from Net Investment Income	(3.581)	(3.395)	(3.191)	(2.943)	(2.861)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.581)	(3.395)	(3.191)	(2.943)	(2.861)
Net Asset Value, End of Period	$287.75	$233.22	$187.66	$233.06	$183.64
Total Return	25.00%	26.28%	-18.13%	28.70%	18.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200,461	$148,309	$111,968	$118,481	$94,870
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%[2]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.65%	1.62%	1.38%	1.86%
Portfolio Turnover Rate[3]	2%	2%	2%	2%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Tax-Managed Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
17

500 Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $36,173,000, representing less than 0.01% of the fund’s net assets and 14.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $155,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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500 Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,348,213,913	—	—	1,348,213,913
Temporary Cash Investments	1,298,739	—	—	1,298,739
Total	1,349,512,652	—	—	1,349,512,652
Derivative Financial Instruments
Assets
Swap Contracts	—	629	—	629
Liabilities
Futures Contracts[1]	(21,215)	—	—	(21,215)
Swap Contracts	—	(1,876)	—	(1,876)
Total	(21,215)	(1,876)	—	(23,091)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	81,142,793
Total Distributable Earnings (Loss)	(81,142,793)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	171,351
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	549,741,307
Capital Loss Carryforwards	(21,245,874)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	528,666,784
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	15,953,975	13,856,547
Long-Term Capital Gains	—	—
Total	15,953,975	13,856,547
*	Includes short-term capital gains, if any.
19

500 Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	799,771,345
Gross Unrealized Appreciation	575,780,099
Gross Unrealized Depreciation	(26,038,792)
Net Unrealized Appreciation (Depreciation)	549,741,307
F.	During the year ended December 31, 2024, the fund purchased $45,155,081,000 of investment securities and sold $27,149,298,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $223,081,310,000 and $107,763,748,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $1,242,310,000 and sales were $3,062,273,000, resulting in net realized loss of $1,115,007,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	166,401	331	148,701	374
Issued in Lieu of Cash Distributions	37,964	74	46,496	117
Redeemed	(976,107)	(1,989)	(792,173)	(2,005)
Net Increase (Decrease)—Investor Shares	(771,742)	(1,584)	(596,976)	(1,514)
ETF Shares
Issued	224,894,779	440,252	73,338,523	182,751
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(107,459,427)	(206,925)	(31,210,531)	(76,825)
Net Increase (Decrease)—ETF Shares	117,435,352	233,327	42,127,992	105,926
Admiral Shares
Issued	46,155,954	92,644	34,205,497	86,235
Issued in Lieu of Cash Distributions	6,056,945	11,734	5,732,224	14,309
Redeemed	(53,605,945)	(106,815)	(39,606,418)	(100,108)
Net Increase (Decrease)—Admiral Shares	(1,393,046)	(2,437)	331,303	436
Institutional Select Shares
Issued	42,156,771	150,767	20,807,286	97,892
Issued in Lieu of Cash Distributions	2,413,955	8,810	2,092,603	9,846
Redeemed	(28,436,756)	(98,846)	(14,589,859)	(68,463)
Net Increase (Decrease)—Institutional Select Shares	16,133,970	60,731	8,310,030	39,275
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
20

500 Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
22

Tax information (unaudited)
For corporate shareholders, 91.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $15,300,277,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $47,062,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $653,697,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q400 022025
23

Financial Statements
For the year ended December 31, 2024
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Growth Index Fund	1
Value Index Fund	17
Large-Cap Index Fund	36
Report of Independent Registered Public Accounting Firm	57
Tax information	58

Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.7%)
	Linde plc	2,454,748	1,027,729
	Ecolab Inc.	2,664,984	624,459
	Fastenal Co.	6,072,710	436,689
			2,088,877
Consumer Discretionary (19.8%)
*	Amazon.com Inc.	95,449,841	20,940,741
*	Tesla Inc.	27,554,089	11,127,443
	Costco Wholesale Corp.	4,488,761	4,112,917
*	Netflix Inc.	4,332,938	3,862,034
	McDonald's Corp.	7,301,790	2,116,716
	Booking Holdings Inc.	338,041	1,679,530
	TJX Cos. Inc.	11,557,060	1,396,208
*	Uber Technologies Inc.	20,523,734	1,237,992
	Starbucks Corp.	11,666,909	1,064,605
*	Chipotle Mexican Grill Inc.	14,101,385	850,314
*	O'Reilly Automotive Inc.	601,061	712,738
	Marriott International Inc. Class A	2,323,249	648,047
	Hilton Worldwide Holdings Inc.	2,550,487	630,378
*	AutoZone Inc.	177,647	568,826
*	Trade Desk Inc. Class A	4,705,620	553,052
*	Airbnb Inc. Class A	4,167,820	547,693
	Ross Stores Inc.	3,498,342	529,194
*	Copart Inc.	9,129,681	523,952
*	Lululemon Athletica Inc.	1,187,244	454,014
	Yum! Brands Inc.	2,988,782	400,975
*	Roblox Corp. Class A	5,919,937	342,528
*	Take-Two Interactive Software Inc.	1,809,458	333,085
	Royal Caribbean Cruises Ltd.	1,313,403	302,989
*	Expedia Group Inc.	1,365,276	254,392
*	Live Nation Entertainment Inc.	1,816,913	235,290
*	Burlington Stores Inc.	723,877	206,348
	Las Vegas Sands Corp.	3,738,882	192,029
	Domino's Pizza Inc.	383,572	161,008
	Rollins Inc.	3,420,512	158,541
*	Carvana Co.	711,412	144,673
*	Ulta Beauty Inc.	294,458	128,069
	Warner Music Group Corp. Class A	2,044,808	63,389
*	Aptiv plc	1,023,222	61,884
			56,541,594
Consumer Staples (0.4%)
	Colgate-Palmolive Co.	4,374,324	397,670
*	Monster Beverage Corp.	7,325,041	385,004
	Church & Dwight Co. Inc.	2,695,624	282,259
	Hershey Co.	884,223	149,743
			1,214,676
Energy (0.8%)
	Targa Resources Corp.	2,321,671	414,418
	Hess Corp.	2,966,118	394,523
	Schlumberger NV	7,708,704	295,552
	Baker Hughes Co.	5,574,715	228,675
*	First Solar Inc.	1,150,092	202,692
	Diamondback Energy Inc.	1,102,847	180,680
	EQT Corp.	3,568,185	164,529
	Texas Pacific Land Corp.	110,806	122,547
	Coterra Energy Inc.	4,502,268	114,988
*	Enphase Energy Inc.	987,276	67,806
			2,186,410

Growth Index Fund
		Shares	Market Value• ($000)
Financials (2.7%)
	S&P Global Inc.	3,246,127	1,616,669
	Blackstone Inc.	7,404,862	1,276,746
	Moody's Corp.	1,601,087	757,907
	Apollo Global Management Inc.	4,127,726	681,735
*	Coinbase Global Inc. Class A	2,032,312	504,623
	MSCI Inc.	789,574	473,752
	Aon plc Class A (XNYS)	1,099,485	394,891
	Ares Management Corp. Class A	2,035,638	360,369
	Broadridge Financial Solutions Inc.	1,281,168	289,659
	Brown & Brown Inc.	2,671,940	272,591
	LPL Financial Holdings Inc.	828,859	270,631
	FactSet Research Systems Inc.	433,538	208,220
	Tradeweb Markets Inc. Class A	1,357,245	177,690
*	Robinhood Markets Inc. Class A	4,235,174	157,803
	Interactive Brokers Group Inc. Class A	651,392	115,081
	Blue Owl Capital Inc.	3,891,861	90,525
			7,648,892
Health Care (5.7%)
	Eli Lilly & Co.	8,637,842	6,668,414
*	Intuitive Surgical Inc.	3,632,954	1,896,257
*	Boston Scientific Corp.	15,119,941	1,350,513
	Stryker Corp.	3,520,120	1,267,419
*	Vertex Pharmaceuticals Inc.	2,647,412	1,066,113
	Zoetis Inc.	4,229,122	689,051
*	IDEXX Laboratories Inc.	880,945	364,218
	ResMed Inc.	1,579,930	361,314
*	DexCom Inc.	4,248,926	330,439
*	Veeva Systems Inc. Class A	1,565,627	329,173
*	Alnylam Pharmaceuticals Inc.	1,394,560	328,154
	West Pharmaceutical Services Inc.	805,222	263,758
*	Waters Corp.	661,682	245,471
*	Edwards Lifesciences Corp.	3,314,059	245,340
*	Illumina Inc.	1,770,636	236,610
*	Insulet Corp.	445,137	116,212
*	Cooper Cos. Inc.	1,250,754	114,982
*	Moderna Inc.	2,293,774	95,375
*	BioMarin Pharmaceutical Inc.	1,325,626	87,133
*	Incyte Corp.	1,097,366	75,795
*,1	ABIOMED Inc. CVR	15	—
			16,131,741
Industrials (8.4%)
	Visa Inc. Class A	17,044,460	5,386,731
	Mastercard Inc. Class A	8,304,920	4,373,122
*	Boeing Co.	7,686,262	1,360,468
	Automatic Data Processing Inc.	4,185,349	1,225,177
	Accenture plc Class A	3,222,726	1,133,723
	GE Vernova Inc.	2,847,732	936,704
	General Electric Co.	5,318,474	887,068
	Sherwin-Williams Co.	2,347,106	797,852
	TransDigm Group Inc.	557,244	706,184
	Cintas Corp.	3,562,769	650,918
*	Fiserv Inc.	2,983,588	612,889
*	Block Inc. (XNYS)	5,887,736	500,399
	Quanta Services Inc.	1,560,532	493,206
	WW Grainger Inc.	462,196	487,178
*	Fair Isaac Corp.	243,343	484,479
	Paychex Inc.	3,434,060	481,524
	Howmet Aerospace Inc.	4,299,240	470,208
*	Axon Enterprise Inc.	764,751	454,507
	Verisk Analytics Inc.	1,507,606	415,240
	Vulcan Materials Co.	1,415,515	364,113
	Old Dominion Freight Line Inc.	2,055,967	362,673
	Equifax Inc.	1,340,122	341,530
*	Mettler-Toledo International Inc.	231,959	283,844
	Martin Marietta Materials Inc.	349,846	180,695
	JB Hunt Transport Services Inc.	947,296	161,665
	HEICO Corp. Class A	828,536	154,174
	Veralto Corp.	1,412,187	143,831

Growth Index Fund
		Shares	Market Value• ($000)
	HEICO Corp.	452,575	107,595
*,2	Symbotic Inc.	1,106,079	26,225
			23,983,922
Real Estate (1.3%)
	Equinix Inc.	996,889	939,957
	American Tower Corp.	4,825,764	885,093
	Welltower Inc.	6,459,245	814,059
*	CoStar Group Inc.	4,445,497	318,253
	Realty Income Corp.	4,842,545	258,640
	SBA Communications Corp.	1,193,840	243,305
	Sun Communities Inc.	837,495	102,987
	Lineage Inc.	1,082,329	63,392
			3,625,686
Technology (59.0%)
	Apple Inc.	152,389,527	38,161,385
	Microsoft Corp.	74,962,180	31,596,559
	NVIDIA Corp.	234,572,376	31,500,724
	Meta Platforms Inc. Class A	22,003,724	12,883,400
	Alphabet Inc. Class A	45,433,757	8,600,610
	Alphabet Inc. Class C	36,576,578	6,965,644
	Broadcom Inc.	23,664,891	5,486,468
	Salesforce Inc.	9,218,011	3,081,858
*	ServiceNow Inc.	2,097,268	2,223,356
*	Advanced Micro Devices Inc.	16,526,320	1,996,214
*	Adobe Inc.	4,479,284	1,991,848
	Texas Instruments Inc.	9,317,200	1,747,068
	Intuit Inc.	2,716,981	1,707,623
*	Palantir Technologies Inc. Class A	21,192,066	1,602,756
	Applied Materials Inc.	8,447,030	1,373,741
*	Palo Alto Networks Inc.	6,731,484	1,224,861
	Marvell Technology Inc.	8,942,163	987,662
	Lam Research Corp.	13,282,130	959,368
	KLA Corp.	1,385,274	872,889
	Amphenol Corp. Class A	12,475,463	866,421
*	Cadence Design Systems Inc.	2,842,532	854,067
*	Crowdstrike Holdings Inc. Class A	2,422,770	828,975
*	Synopsys Inc.	1,594,797	774,051
*	AppLovin Corp. Class A	2,317,010	750,317
*	Autodesk Inc.	2,245,413	663,677
*	Fortinet Inc.	6,423,463	606,889
	Roper Technologies Inc.	1,124,526	584,585
*	Workday Inc. Class A	2,237,514	577,346
*	DoorDash Inc. Class A	3,430,548	575,474
*,2	MicroStrategy Inc. Class A	1,972,951	571,406
*	Snowflake Inc. Class A	3,126,144	482,708
	Vertiv Holdings Co. Class A	3,963,745	450,321
*	Datadog Inc. Class A	3,142,483	449,029
*	Atlassian Corp. Ltd. Class A	1,715,395	417,493
*	Gartner Inc.	785,354	380,481
*	HubSpot Inc.	526,972	367,178
*	Cloudflare Inc. Class A	3,141,921	338,322
*	ANSYS Inc.	951,619	321,010
	Monolithic Power Systems Inc.	508,166	300,682
*	Tyler Technologies Inc.	470,304	271,196
	Teradyne Inc.	1,846,362	232,494
*	VeriSign Inc.	950,411	196,697
*	Zscaler Inc.	1,042,462	188,071
*	Pinterest Inc. Class A	6,433,221	186,563
*	MongoDB Inc.	777,991	181,124
*,2	Super Micro Computer Inc. (XNGS)	5,569,373	169,755
*	GoDaddy Inc. Class A	825,229	162,875
*	Okta Inc.	1,923,647	151,583
*	Snap Inc. Class A	12,712,235	136,911
	Seagate Technology Holdings plc	1,312,806	113,308
	Bentley Systems Inc. Class B	2,100,627	98,099
			168,213,142
Telecommunications (0.9%)
*	Arista Networks Inc.	10,379,265	1,147,220
	T-Mobile US Inc.	4,776,966	1,054,420

Growth Index Fund
		Shares	Market Value• ($000)
	Motorola Solutions Inc.	891,612	412,130
			2,613,770
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,728,024	468,074
Total Common Stocks (Cost $128,787,343)			284,716,784
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $448,138)	4,481,956	448,195
Total Investments (100.1%) (Cost $129,235,481)			285,164,979
Other Assets and Liabilities—Net (-0.1%)			(189,244)
Net Assets (100%)			284,975,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $126,783,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $135,223,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	521	154,626	(1,670)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	140,638	(4.479)	—	(261)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $128,787,343)	284,716,784
Affiliated Issuers (Cost $448,138)	448,195
Total Investments in Securities	285,164,979
Investment in Vanguard	7,417
Cash Collateral Pledged—Futures Contracts	10,235
Receivables for Investment Securities Sold	13,549
Receivables for Accrued Income	47,645
Receivables for Capital Shares Issued	80,126
Total Assets	285,323,951
Liabilities
Due to Custodian	11,939
Payables for Investment Securities Purchased	1,176
Collateral for Securities on Loan	135,223
Payables for Capital Shares Redeemed	193,305
Payables to Vanguard	5,537
Variation Margin Payable—Futures Contracts	775
Unrealized Depreciation—Over-the-Counter Swap Contracts	261
Total Liabilities	348,216
Net Assets	284,975,735
1 Includes $126,783,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	142,128,192
Total Distributable Earnings (Loss)	142,847,543
Net Assets	284,975,735

Investor Shares—Net Assets
Applicable to 2,303,770 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	486,769
Net Asset Value Per Share—Investor Shares	$211.29

ETF Shares—Net Assets
Applicable to 379,896,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	155,884,851
Net Asset Value Per Share—ETF Shares	$410.34

Admiral™ Shares—Net Assets
Applicable to 423,718,709 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,497,803
Net Asset Value Per Share—Admiral Shares	$211.22

Institutional Shares—Net Assets
Applicable to 185,134,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,106,312
Net Asset Value Per Share—Institutional Shares	$211.23

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,333,509
Interest[2]	18,023
Securities Lending—Net	540
Total Income	1,352,072
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,355
Management and Administrative—Investor Shares	740
Management and Administrative—ETF Shares	40,569
Management and Administrative—Admiral Shares	34,053
Management and Administrative—Institutional Shares	12,023
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—ETF Shares	4,294
Marketing and Distribution—Admiral Shares	2,977
Marketing and Distribution—Institutional Shares	762
Custodian Fees	1,156
Auditing Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,185
Shareholders’ Reports and Proxy Fees—Admiral Shares	1,030
Shareholders’ Reports and Proxy Fees—Institutional Shares	152
Trustees’ Fees and Expenses	139
Other Expenses	20
Total Expenses	106,510
Expenses Paid Indirectly	(47)
Net Expenses	106,463
Net Investment Income	1,245,609
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	14,326,406
Futures Contracts	53,664
Swap Contracts	30,974
Foreign Currencies	(1)
Realized Net Gain (Loss)	14,411,043
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	52,178,992
Futures Contracts	(7,365)
Swap Contracts	192
Change in Unrealized Appreciation (Depreciation)	52,171,819
Net Increase (Decrease) in Net Assets Resulting from Operations	67,828,471
1	Dividends are net of foreign withholding taxes of $458,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,168,000, $23,000, and $43,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $16,607,710,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,245,609	1,122,556
Realized Net Gain (Loss)	14,411,043	6,637,003
Change in Unrealized Appreciation (Depreciation)	52,171,819	55,188,180
Net Increase (Decrease) in Net Assets Resulting from Operations	67,828,471	62,947,739
Distributions
Investor Shares	(1,780)	(2,067)
ETF Shares	(692,274)	(594,545)
Admiral Shares	(410,384)	(382,500)
Institutional Shares	(180,563)	(159,537)
Total Distributions	(1,285,001)	(1,138,649)
Capital Share Transactions
Investor Shares	(52,184)	(71,816)
ETF Shares	16,028,719	4,133,790
Admiral Shares	222,084	1,324,290
Institutional Shares	1,684,120	1,050,251
Net Increase (Decrease) from Capital Share Transactions	17,882,739	6,436,515
Total Increase (Decrease)	84,426,209	68,245,605
Net Assets
Beginning of Period	200,549,526	132,303,921
End of Period	284,975,735	200,549,526

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$160.06	$109.76	$165.20	$130.50	$93.87
Investment Operations
Net Investment Income[1]	.713	.735	.638	.565	.728
Net Realized and Unrealized Gain (Loss) on Investments	51.257	50.316	(55.480)	34.731	36.631
Total from Investment Operations	51.970	51.051	(54.842)	35.296	37.359
Distributions
Dividends from Net Investment Income	(.740)	(.751)	(.598)	(.596)	(.729)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.740)	(.751)	(.598)	(.596)	(.729)
Net Asset Value, End of Period	$211.29	$160.06	$109.76	$165.20	$130.50
Total Return[2]	32.50%	46.60%	-33.22%	27.10%	40.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$487	$415	$345	$692	$750
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.38%	0.54%	0.50%	0.39%	0.69%
Portfolio Turnover Rate[4]	11%	5%	5%	8%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$310.82	$213.14	$320.83	$253.44	$182.31
Investment Operations
Net Investment Income[1]	1.869	1.786	1.584	1.483	1.683
Net Realized and Unrealized Gain (Loss) on Investments	99.564	97.696	(107.775)	67.447	71.131
Total from Investment Operations	101.433	99.482	(106.191)	68.930	72.814
Distributions
Dividends from Net Investment Income	(1.913)	(1.802)	(1.499)	(1.540)	(1.684)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.913)	(1.802)	(1.499)	(1.540)	(1.684)
Net Asset Value, End of Period	$410.34	$310.82	$213.14	$320.83	$253.44
Total Return	32.68%	46.78%	-33.13%	27.26%	40.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$155,885	$104,484	$68,198	$90,506	$68,474
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.67%	0.64%	0.52%	0.81%
Portfolio Turnover Rate[3]	11%	5%	5%	8%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$160.00	$109.72	$165.15	$130.46	$93.84
Investment Operations
Net Investment Income[1]	.941	.905	.799	.748	.855
Net Realized and Unrealized Gain (Loss) on Investments	51.245	50.289	(55.471)	34.720	36.621
Total from Investment Operations	52.186	51.194	(54.672)	35.468	37.476
Distributions
Dividends from Net Investment Income	(.966)	(.914)	(.758)	(.778)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.966)	(.914)	(.758)	(.778)	(.856)
Net Asset Value, End of Period	$211.22	$160.00	$109.72	$165.15	$130.46
Total Return[2]	32.66%	46.77%	-33.14%	27.26%	40.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89,498	$67,555	$45,295	$68,372	$53,928
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.66%	0.63%	0.51%	0.80%
Portfolio Turnover Rate[4]	11%	5%	5%	8%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$160.00	$109.72	$165.16	$130.47	$93.85
Investment Operations
Net Investment Income[1]	.961	.920	.812	.762	.867
Net Realized and Unrealized Gain (Loss) on Investments	51.253	50.288	(55.481)	34.721	36.620
Total from Investment Operations	52.214	51.208	(54.669)	35.483	37.487
Distributions
Dividends from Net Investment Income	(.984)	(.928)	(.771)	(.793)	(.867)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.984)	(.928)	(.771)	(.793)	(.867)
Net Asset Value, End of Period	$211.23	$160.00	$109.72	$165.16	$130.47
Total Return	32.68%	46.78%	-33.14%	27.27%	40.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,106	$28,096	$18,465	$27,688	$22,582
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.67%	0.64%	0.52%	0.82%
Portfolio Turnover Rate[3]	11%	5%	5%	8%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $7,417,000, representing less than 0.01% of the fund’s net assets and 2.97% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $47,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Growth Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	284,716,784	—	—	284,716,784
Temporary Cash Investments	448,195	—	—	448,195
Total	285,164,979	—	—	285,164,979
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,670)	—	—	(1,670)
Swap Contracts	—	(261)	—	(261)
Total	(1,670)	(261)	—	(1,931)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	16,609,676
Total Distributable Earnings (Loss)	(16,609,676)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20,939
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	155,876,517
Capital Loss Carryforwards	(13,049,913)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	142,847,543
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,285,001	1,138,649
Long-Term Capital Gains	—	—
Total	1,285,001	1,138,649
*	Includes short-term capital gains, if any.

Growth Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	129,288,462
Gross Unrealized Appreciation	158,544,009
Gross Unrealized Depreciation	(2,667,492)
Net Unrealized Appreciation (Depreciation)	155,876,517
F.	During the year ended December 31, 2024, the fund purchased $30,287,067,000 of investment securities and sold $26,729,293,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $36,312,475,000 and $21,779,857,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $4,521,253,000 and sales were $7,372,874,000, resulting in net realized loss of $1,441,743,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	61,284	332	55,136	397
Issued in Lieu of Cash Distributions	1,780	9	2,067	15
Redeemed	(115,248)	(629)	(129,019)	(961)
Net Increase (Decrease)—Investor Shares	(52,184)	(288)	(71,816)	(549)
ETF Shares
Issued	38,014,914	101,467	19,484,306	70,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(21,986,195)	(57,725)	(15,350,516)	(54,475)
Net Increase (Decrease)—ETF Shares	16,028,719	43,742	4,133,790	16,188
Admiral Shares
Issued	11,543,561	62,150	8,600,018	62,400
Issued in Lieu of Cash Distributions	367,116	1,870	341,776	2,406
Redeemed	(11,688,593)	(62,531)	(7,617,504)	(55,420)
Net Increase (Decrease)—Admiral Shares	222,084	1,489	1,324,290	9,386
Institutional Shares
Issued	5,575,624	30,102	3,413,487	24,671
Issued in Lieu of Cash Distributions	174,462	888	153,620	1,081
Redeemed	(4,065,966)	(21,450)	(2,516,856)	(18,452)
Net Increase (Decrease)—Institutional Shares	1,684,120	9,540	1,050,251	7,300
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Growth Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.8%)
	Linde plc	2,024,590	847,635
	Air Products & Chemicals Inc.	1,894,016	549,340
	Freeport-McMoRan Inc.	12,236,972	465,984
	Newmont Corp. (XNYS)	9,690,968	360,698
	Nucor Corp.	2,003,808	233,864
	International Flavors & Fragrances Inc.	2,182,066	184,494
	LyondellBasell Industries NV Class A	2,216,850	164,646
	International Paper Co.	2,964,697	159,560
	Avery Dennison Corp.	685,915	128,355
	CF Industries Holdings Inc.	1,485,224	126,719
	Steel Dynamics Inc.	617,346	70,421
	Celanese Corp.	468,060	32,394
	Westlake Corp.	164,418	18,851
			3,342,961
Consumer Discretionary (9.2%)
	Walmart Inc.	37,670,381	3,403,519
	Home Depot Inc.	8,463,170	3,292,089
	Walt Disney Co.	15,427,810	1,717,887
	Lowe's Cos. Inc.	4,810,024	1,187,114
	NIKE Inc. Class B	10,142,761	767,503
	Target Corp.	3,903,182	527,632
	General Motors Co.	9,364,548	498,850
	Delta Air Lines Inc.	5,487,582	331,999
	Ford Motor Co.	33,214,413	328,823
	Electronic Arts Inc.	2,232,031	326,546
	DR Horton Inc.	2,323,575	324,882
	Lennar Corp. Class A	2,102,437	286,709
*	United Airlines Holdings Inc.	2,805,493	272,413
	Garmin Ltd.	1,306,610	269,501
	eBay Inc.	4,073,813	252,373
	Tractor Supply Co.	4,552,005	241,529
	Royal Caribbean Cruises Ltd.	1,032,153	238,107
*	Carnival Corp.	8,370,759	208,599
*	NVR Inc.	24,675	201,814
*	Warner Bros Discovery Inc.	18,842,639	199,167
	PulteGroup Inc.	1,750,522	190,632
	Darden Restaurants Inc.	1,002,615	187,178
	Southwest Airlines Co.	5,117,230	172,041
	Omnicom Group Inc.	1,664,990	143,256
	Dollar General Corp.	1,876,893	142,306
	Estee Lauder Cos. Inc. Class A	1,889,417	141,669
	Best Buy Co. Inc.	1,649,370	141,516
	Genuine Parts Co.	1,187,047	138,600
*	Dollar Tree Inc.	1,743,374	130,648
	News Corp. Class A	4,155,810	114,451
*	Carvana Co.	520,876	105,925
*	Ulta Beauty Inc.	200,459	87,186
	Fox Corp. Class A	1,608,431	78,138
	Pool Corp.	154,520	52,682
	Fox Corp. Class B	1,001,513	45,809
*	Aptiv plc	499,690	30,221
	News Corp. Class B	105,500	3,210
	Lennar Corp. Class B	15,602	2,062
			16,784,586
Consumer Staples (8.6%)
	Procter & Gamble Co.	20,064,297	3,363,780
	Coca-Cola Co.	29,364,105	1,828,209
	PepsiCo Inc.	11,689,575	1,777,517
	Philip Morris International Inc.	13,246,508	1,594,217

Value Index Fund
		Shares	Market Value• ($000)
	Altria Group Inc.	14,437,095	754,916
	Mondelez International Inc. Class A	11,386,578	680,120
	McKesson Corp.	1,081,682	616,461
	CVS Health Corp.	10,717,439	481,106
	Kimberly-Clark Corp.	2,838,272	371,927
	Kenvue Inc.	16,316,411	348,355
	Corteva Inc.	5,890,990	335,551
	Cencora Inc.	1,480,509	332,641
	Sysco Corp.	4,180,792	319,663
	Colgate-Palmolive Co.	3,485,556	316,872
	Keurig Dr Pepper Inc.	9,809,214	315,072
	General Mills Inc.	4,722,853	301,176
	Constellation Brands Inc. Class A	1,313,422	290,266
	Kroger Co.	4,541,312	277,701
	Kraft Heinz Co.	7,219,569	221,713
	Archer-Daniels-Midland Co.	4,083,501	206,299
	Kellanova	2,353,225	190,541
	Clorox Co.	1,056,656	171,612
	McCormick & Co. Inc.	2,152,620	164,116
	Tyson Foods Inc. Class A	2,439,172	140,106
	Hershey Co.	628,492	106,435
	Brown-Forman Corp. Class B	2,502,790	95,056
	Hormel Foods Corp.	2,575,052	80,779
	Conagra Brands Inc.	2,044,474	56,734
	Campbell's Co.	829,519	34,740
	Brown-Forman Corp. Class A	319,463	12,041
			15,785,722
Energy (6.6%)
	Exxon Mobil Corp.	37,449,799	4,028,475
	Chevron Corp.	14,547,296	2,107,030
	ConocoPhillips	11,022,613	1,093,113
	EOG Resources Inc.	4,791,764	587,374
	Williams Cos. Inc.	10,385,053	562,039
	ONEOK Inc.	4,975,916	499,582
	Kinder Morgan Inc.	16,078,487	440,551
	Phillips 66	3,515,915	400,568
	Cheniere Energy Inc.	1,814,442	389,869
	Marathon Petroleum Corp.	2,735,977	381,669
	Valero Energy Corp.	2,693,409	330,185
	Occidental Petroleum Corp.	5,584,520	275,931
	Schlumberger NV	6,023,964	230,959
	Devon Energy Corp.	5,605,102	183,455
	Halliburton Co.	6,735,867	183,148
	Baker Hughes Co.	4,221,841	173,180
	Diamondback Energy Inc.	807,350	132,268
	Coterra Energy Inc.	2,987,525	76,301
			12,075,697
Financials (21.6%)
*	Berkshire Hathaway Inc. Class B	12,916,465	5,854,775
	JPMorgan Chase & Co.	23,985,314	5,749,520
	Bank of America Corp.	58,821,879	2,585,222
	Wells Fargo & Co.	28,362,387	1,992,174
	Goldman Sachs Group Inc.	2,602,970	1,490,513
	Morgan Stanley	10,293,005	1,294,037
*	Berkshire Hathaway Inc. Class A	1,768	1,203,867
	Progressive Corp.	4,991,613	1,196,040
	Blackrock Inc.	1,135,640	1,164,156
	Citigroup Inc.	14,924,844	1,050,560
	Charles Schwab Corp.	12,887,875	953,832
	Chubb Ltd.	3,262,303	901,374
	Marsh & McLennan Cos. Inc.	4,184,771	888,887
	KKR & Co. Inc.	5,678,262	839,872
	Intercontinental Exchange Inc.	4,891,782	728,924
	CME Group Inc.	3,070,651	713,097
	PNC Financial Services Group Inc.	3,375,604	650,985
	US Bancorp	13,293,101	635,809
	Arthur J Gallagher & Co.	2,127,718	603,953
	Truist Financial Corp.	11,308,988	490,584
	Aflac Inc.	4,730,666	489,340

Value Index Fund
		Shares	Market Value• ($000)
	Bank of New York Mellon Corp.	6,191,064	475,659
	Travelers Cos. Inc.	1,933,232	465,696
	Ameriprise Financial Inc.	826,088	439,834
	Allstate Corp.	2,254,509	434,647
	MetLife Inc.	5,010,198	410,235
	American International Group Inc.	5,309,726	386,548
	Discover Financial Services	2,136,982	370,189
	Prudential Financial Inc.	3,029,406	359,076
	Aon plc Class A (XNYS)	873,907	313,872
	Nasdaq Inc.	3,911,181	302,373
	Arch Capital Group Ltd.	3,039,408	280,689
	Hartford Financial Services Group Inc.	2,473,407	270,591
	Willis Towers Watson plc	856,688	268,349
	M&T Bank Corp.	1,416,170	266,254
	Raymond James Financial Inc.	1,561,164	242,496
	Fifth Third Bancorp	5,723,816	242,003
	State Street Corp.	2,375,948	233,199
	T Rowe Price Group Inc.	1,895,555	214,368
	Huntington Bancshares Inc.	12,402,620	201,791
	Cincinnati Financial Corp.	1,333,776	191,664
	Regions Financial Corp.	7,760,119	182,518
*	Markel Group Inc.	104,115	179,726
	Cboe Global Markets Inc.	893,351	174,561
	Northern Trust Corp.	1,606,795	164,696
	Citizens Financial Group Inc.	3,573,900	156,394
	Principal Financial Group Inc.	1,952,368	151,133
	KeyCorp.	8,463,155	145,058
	W R Berkley Corp.	2,439,205	142,742
	Loews Corp.	1,578,869	133,714
	Everest Group Ltd.	366,682	132,908
	Fidelity National Financial Inc.	2,218,565	124,550
	Interactive Brokers Group Inc. Class A	441,420	77,986
	Corebridge Financial Inc.	2,177,466	65,172
*	Rocket Cos. Inc. Class A	1,178,074	13,265
			39,691,477
Health Care (15.5%)
	UnitedHealth Group Inc.	7,840,686	3,966,289
	Johnson & Johnson	20,513,314	2,966,635
	AbbVie Inc.	15,055,974	2,675,447
	Merck & Co. Inc.	21,551,673	2,143,960
	Thermo Fisher Scientific Inc.	3,259,466	1,695,672
	Abbott Laboratories	14,777,960	1,671,535
	Pfizer Inc.	48,272,461	1,280,668
	Danaher Corp.	5,538,549	1,271,374
	Amgen Inc.	4,579,408	1,193,577
	Gilead Sciences Inc.	10,614,339	980,447
	Bristol-Myers Squibb Co.	17,274,567	977,050
	Medtronic plc	10,923,301	872,553
	Elevance Health Inc.	1,975,463	728,748
*	Regeneron Pharmaceuticals Inc.	920,993	656,051
	Cigna Group	2,369,550	654,328
	Becton Dickinson & Co.	2,462,612	558,693
	HCA Healthcare Inc.	1,510,093	453,254
	Agilent Technologies Inc.	2,445,221	328,491
	GE HealthCare Technologies Inc.	3,886,721	303,864
*	IQVIA Holdings Inc.	1,466,881	288,257
*	Centene Corp.	4,308,739	261,023
	Humana Inc.	1,027,559	260,702
	Cardinal Health Inc.	2,057,880	243,385
*	Biogen Inc.	1,243,497	190,156
*	Edwards Lifesciences Corp.	2,508,362	185,694
	Zimmer Biomet Holdings Inc.	1,698,819	179,446
	STERIS plc	840,980	172,872
	Labcorp Holdings Inc.	713,887	163,709
	Quest Diagnostics Inc.	952,684	143,722
*	Molina Healthcare Inc.	488,227	142,098
*	Hologic Inc.	1,936,407	139,596
	Baxter International Inc.	4,357,283	127,058
	Viatris Inc.	10,189,165	126,855

Value Index Fund
		Shares	Market Value• ($000)
*	Align Technology Inc.	604,255	125,993
	Royalty Pharma plc Class A	3,224,334	82,253
*	Cooper Cos. Inc.	847,063	77,871
*	Moderna Inc.	1,473,299	61,260
*	Avantor Inc.	2,769,062	58,344
	Revvity Inc.	513,186	57,277
			28,466,207
Industrials (15.6%)
	Caterpillar Inc.	4,112,944	1,492,012
	RTX Corp.	11,341,645	1,312,455
	Honeywell International Inc.	5,539,123	1,251,232
	American Express Co.	4,201,378	1,246,927
	Union Pacific Corp.	5,164,950	1,177,815
	Eaton Corp. plc	3,366,768	1,117,329
	Lockheed Martin Corp.	2,019,634	981,421
	Accenture plc Class A	2,668,095	938,609
	Deere & Co.	2,214,140	938,131
	United Parcel Service Inc. Class B (XNYS)	6,233,105	785,995
	General Electric Co.	4,381,102	730,724
*	PayPal Holdings Inc.	8,537,775	728,699
	Trane Technologies plc	1,917,744	708,319
	Parker-Hannifin Corp.	1,096,998	697,724
	Illinois Tool Works Inc.	2,389,622	605,913
	Emerson Electric Co.	4,858,077	602,061
	3M Co.	4,639,765	598,947
	Northrop Grumman Corp.	1,241,281	582,521
	Capital One Financial Corp.	3,086,963	550,467
	CSX Corp.	16,426,401	530,080
	FedEx Corp.	1,872,095	526,676
	General Dynamics Corp.	1,990,838	524,566
*	Fiserv Inc.	2,422,609	497,652
	Carrier Global Corp.	7,260,050	495,571
	PACCAR Inc.	4,465,800	464,533
	Norfolk Southern Corp.	1,926,731	452,204
	Johnson Controls International plc	5,476,467	432,258
	Cummins Inc.	1,168,082	407,193
	United Rentals Inc.	558,750	393,606
	Fidelity National Information Services Inc.	4,577,524	369,727
	AMETEK Inc.	1,968,655	354,870
	L3Harris Technologies Inc.	1,614,337	339,463
	Otis Worldwide Corp.	3,398,946	314,776
	Ingersoll Rand Inc. (XYNS)	3,429,530	310,235
	Ferguson Enterprises Inc.	1,708,059	296,468
	Westinghouse Air Brake Technologies Corp.	1,466,965	278,122
	Rockwell Automation Inc.	963,403	275,331
	DuPont de Nemours Inc.	3,209,816	244,748
	Global Payments Inc.	2,169,279	243,089
	Xylem Inc.	2,065,528	239,643
	Dow Inc.	5,951,580	238,837
*	Keysight Technologies Inc.	1,475,561	237,019
	PPG Industries Inc.	1,979,713	236,477
	Fortive Corp.	2,960,987	222,074
	Dover Corp.	1,170,781	219,639
	Synchrony Financial	3,308,121	215,028
*	Corpay Inc.	564,162	190,924
*	Teledyne Technologies Inc.	397,644	184,559
	Packaging Corp. of America	766,588	172,582
*	Zebra Technologies Corp. Class A	440,131	169,987
	TransUnion	1,663,243	154,199
	Snap-on Inc.	448,116	152,126
*	Trimble Inc.	2,084,265	147,274
	Jacobs Solutions Inc.	1,058,015	141,372
	Ball Corp.	2,547,110	140,422
	Martin Marietta Materials Inc.	260,533	134,565
	Masco Corp.	1,841,483	133,636
	Expeditors International of Washington Inc.	1,194,715	132,339
	Textron Inc.	1,583,872	121,150
	Veralto Corp.	1,002,223	102,076
	Hubbell Inc.	228,978	95,917

Value Index Fund
		Shares	Market Value• ($000)
	Stanley Black & Decker Inc.	660,164	53,005
			28,633,319
Real Estate (3.1%)
	Prologis Inc.	7,886,120	833,563
	Digital Realty Trust Inc.	2,825,169	500,987
	Simon Property Group Inc.	2,639,383	454,528
	Public Storage	1,346,357	403,153
*	CBRE Group Inc. Class A	2,604,022	341,882
	Crown Castle Inc.	3,698,204	335,649
	Extra Space Storage Inc.	1,808,913	270,613
	AvalonBay Communities Inc.	1,209,520	266,058
	Iron Mountain Inc.	2,504,362	263,234
	VICI Properties Inc.	8,867,953	259,033
	Equity Residential	3,076,002	220,734
	Ventas Inc.	3,562,674	209,806
	Realty Income Corp.	3,732,393	199,347
	Weyerhaeuser Co.	6,200,379	174,541
	Invitation Homes Inc.	4,967,306	158,805
	Essex Property Trust Inc.	548,593	156,590
	Mid-America Apartment Communities Inc.	997,485	154,181
	Alexandria Real Estate Equities Inc.	1,491,367	145,483
	Sun Communities Inc.	541,925	66,641
	UDR Inc.	1,409,789	61,199
	Healthpeak Properties Inc.	2,986,550	60,537
	WP Carey Inc.	937,379	51,068
			5,587,632
Technology (8.9%)
	Broadcom Inc.	19,895,923	4,612,671
	Oracle Corp.	14,165,218	2,360,492
	International Business Machines Corp.	7,877,396	1,731,688
	QUALCOMM Inc.	9,463,230	1,453,741
	Analog Devices Inc.	4,226,208	897,900
	Micron Technology Inc.	9,456,485	795,858
	Intel Corp.	33,061,255	662,878
	TE Connectivity plc	2,544,839	363,836
	Cognizant Technology Solutions Corp. Class A	4,218,780	324,424
	Dell Technologies Inc. Class C	2,705,523	311,784
	Corning Inc.	6,556,573	311,568
	HP Inc.	8,224,472	268,365
	Microchip Technology Inc.	4,582,830	262,825
	Hewlett Packard Enterprise Co.	11,082,043	236,602
*	ON Semiconductor Corp.	3,633,818	229,112
	NetApp Inc.	1,735,291	201,433
	CDW Corp.	1,137,401	197,953
*	Western Digital Corp.	2,950,445	175,935
*	Zoom Communications Inc.	2,012,749	164,260
	SS&C Technologies Holdings Inc.	1,796,500	136,139
*	Akamai Technologies Inc.	1,282,171	122,640
	Gen Digital Inc. (XNGS)	4,469,222	122,367
*	GoDaddy Inc. Class A	599,103	118,245
	Leidos Holdings Inc.	569,275	82,010
	Seagate Technology Holdings plc	902,863	77,926
	Skyworks Solutions Inc.	684,839	60,732
			16,283,384
Telecommunications (3.4%)
	Cisco Systems Inc.	30,538,518	1,807,880
	AT&T Inc.	61,132,366	1,391,984
	Verizon Communications Inc.	32,275,009	1,290,678
	Comcast Corp. Class A	32,511,313	1,220,150
	Motorola Solutions Inc.	711,029	328,659
*	Charter Communications Inc. Class A	788,682	270,336
			6,309,687
Utilities (5.5%)
	NextEra Energy Inc.	16,522,970	1,184,532
	Southern Co.	9,326,581	767,764
	Duke Energy Corp.	6,568,580	707,699
	Waste Management Inc.	3,419,945	690,111
	Constellation Energy Corp.	2,685,033	600,669

Value Index Fund
		Shares	Market Value• ($000)
	Sempra	5,394,019	473,163
	American Electric Power Co. Inc.	4,533,778	418,150
	Vistra Corp.	2,896,945	399,402
	Dominion Energy Inc.	7,150,187	385,109
	PG&E Corp.	18,137,155	366,008
	Public Service Enterprise Group Inc.	4,241,040	358,326
	Republic Services Inc.	1,731,836	348,411
	Xcel Energy Inc.	4,885,683	329,881
	Exelon Corp.	8,546,796	321,701
	Entergy Corp.	3,646,900	276,508
	Consolidated Edison Inc.	2,955,983	263,762
	Edison International	3,292,221	262,851
	WEC Energy Group Inc.	2,700,084	253,916
	American Water Works Co. Inc.	1,663,356	207,071
	Ameren Corp.	2,275,049	202,798
	PPL Corp.	5,984,632	194,261
	DTE Energy Co.	1,589,308	191,909
	FirstEnergy Corp.	4,672,646	185,878
	Eversource Energy	3,126,841	179,575
	CenterPoint Energy Inc.	5,534,582	175,612
	CMS Energy Corp.	2,551,148	170,034
	Alliant Energy Corp.	2,190,625	129,554
	NiSource Inc.	1,994,896	73,332
	Evergy Inc.	931,654	57,343
			10,175,330
Total Common Stocks (Cost $133,809,171)			183,136,002
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.466% (Cost $235,442)	2,354,465	235,447
Total Investments (99.9%) (Cost $134,044,613)			183,371,449
Other Assets and Liabilities—Net (0.1%)			197,265
Net Assets (100%)			183,568,714
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	805	238,914	(4,534)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/26	BANA	22,877	(5.229)	—	(100)
Citigroup Inc.	8/31/26	BANA	3,519	(5.329)	—	(16)
Goldman Sachs Group Inc.	8/29/25	BANA	26,341	(5.179)	17	—
Goldman Sachs Group Inc.	8/29/25	BANA	14,315	(5.179)	9	—
Johnson Controls International plc	8/29/25	BANA	12,866	(4.479)	9	—

Value Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/25	GSI	62,020	(4.381)	—	(991)
NextEra Energy Inc.	1/31/25	GSI	72,790	(4.381)	—	(1,244)
					35	(2,351)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $133,809,171)	183,136,002
Affiliated Issuers (Cost $235,442)	235,447
Total Investments in Securities	183,371,449
Investment in Vanguard	5,134
Cash	31
Cash Collateral Pledged—Futures Contracts	10,980
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,540
Receivables for Accrued Income	217,682
Receivables for Capital Shares Issued	29,438
Unrealized Appreciation—Over-the-Counter Swap Contracts	35
Total Assets	183,640,289
Liabilities
Payables for Investment Securities Purchased	4,737
Payables for Capital Shares Redeemed	60,257
Payables to Vanguard	3,401
Variation Margin Payable—Futures Contracts	829
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,351
Total Liabilities	71,575
Net Assets	183,568,714
At December 31, 2024, net assets consisted of:

Paid-in Capital	143,660,742
Total Distributable Earnings (Loss)	39,907,972
Net Assets	183,568,714

Investor Shares—Net Assets
Applicable to 2,182,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	144,171
Net Asset Value Per Share—Investor Shares	$66.06

ETF Shares—Net Assets
Applicable to 758,639,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	128,419,222
Net Asset Value Per Share—ETF Shares	$169.28

Admiral™ Shares—Net Assets
Applicable to 563,682,538 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,223,733
Net Asset Value Per Share—Admiral Shares	$66.04

Institutional Shares—Net Assets
Applicable to 269,280,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,781,588
Net Asset Value Per Share—Institutional Shares	$66.03

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends	3,985,040
Interest[1]	13,136
Securities Lending—Net	4,134
Total Income	4,002,310
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,184
Management and Administrative—Investor Shares	239
Management and Administrative—ETF Shares	35,694
Management and Administrative—Admiral Shares	15,252
Management and Administrative—Institutional Shares	5,789
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	4,718
Marketing and Distribution—Admiral Shares	1,546
Marketing and Distribution—Institutional Shares	539
Custodian Fees	954
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,338
Shareholders’ Reports and Proxy Fees—Admiral Shares	598
Shareholders’ Reports and Proxy Fees—Institutional Shares	247
Trustees’ Fees and Expenses	100
Other Expenses	20
Total Expenses	73,260
Expenses Paid Indirectly	(68)
Net Expenses	73,192
Net Investment Income	3,929,118
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,761,013
Futures Contracts	42,099
Swap Contracts	43,577
Realized Net Gain (Loss)	4,846,689
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	16,085,482
Futures Contracts	(5,171)
Swap Contracts	(4,499)
Change in Unrealized Appreciation (Depreciation)	16,075,812
Net Increase (Decrease) in Net Assets Resulting from Operations	24,851,619
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,557,000, $14,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,215,250,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,929,118	3,868,984
Realized Net Gain (Loss)	4,846,689	5,193,662
Change in Unrealized Appreciation (Depreciation)	16,075,812	3,919,426
Net Increase (Decrease) in Net Assets Resulting from Operations	24,851,619	12,982,072
Distributions
Investor Shares	(3,312)	(4,056)
ETF Shares	(2,861,762)	(2,609,981)
Admiral Shares	(861,443)	(824,747)
Institutional Shares	(414,270)	(406,537)
Total Distributions	(4,140,787)	(3,845,321)
Capital Share Transactions
Investor Shares	(21,694)	(93,887)
ETF Shares	8,221,081	438,660
Admiral Shares	(723,158)	(580,686)
Institutional Shares	(508,620)	(1,225,419)
Net Increase (Decrease) from Capital Share Transactions	6,967,609	(1,461,332)
Total Increase (Decrease)	27,678,441	7,675,419
Net Assets
Beginning of Period	155,890,273	148,214,854
End of Period	183,568,714	155,890,273

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.31	$54.78	$57.39	$46.43	$46.78
Investment Operations
Net Investment Income[1]	1.367	1.332	1.301	1.177	1.142
Net Realized and Unrealized Gain (Loss) on Investments	7.827	3.557	(2.604)	10.945	(.362)
Total from Investment Operations	9.194	4.889	(1.303)	12.122	.780
Distributions
Dividends from Net Investment Income	(1.444)	(1.359)	(1.307)	(1.162)	(1.130)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.444)	(1.359)	(1.307)	(1.162)	(1.130)
Net Asset Value, End of Period	$66.06	$58.31	$54.78	$57.39	$46.43
Total Return[2]	15.84%	9.11%	-2.18%	26.31%	2.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$144	$147	$233	$264	$273
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.43%	2.38%	2.22%	2.75%
Portfolio Turnover Rate[4]	9%	10%	5%	9%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$149.41	$140.37	$147.08	$118.98	$119.90
Investment Operations
Net Investment Income[1]	3.731	3.677	3.529	3.212	3.055
Net Realized and Unrealized Gain (Loss) on Investments	20.055	9.034	(6.707)	28.045	(.935)
Total from Investment Operations	23.786	12.711	(3.178)	31.257	2.120
Distributions
Dividends from Net Investment Income	(3.916)	(3.671)	(3.532)	(3.157)	(3.040)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.916)	(3.671)	(3.532)	(3.157)	(3.040)
Net Asset Value, End of Period	$169.28	$149.41	$140.37	$147.08	$118.98
Total Return	16.00%	9.26%	-2.05%	26.47%	2.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128,419	$106,042	$99,459	$92,776	$61,580
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.61%	2.52%	2.35%	2.87%
Portfolio Turnover Rate[3]	9%	10%	5%	9%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.29	$54.76	$57.38	$46.41	$46.77
Investment Operations
Net Investment Income[1]	1.447	1.427	1.370	1.245	1.188
Net Realized and Unrealized Gain (Loss) on Investments	7.824	3.529	(2.618)	10.951	(.367)
Total from Investment Operations	9.271	4.956	(1.248)	12.196	.821
Distributions
Dividends from Net Investment Income	(1.521)	(1.426)	(1.372)	(1.226)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.521)	(1.426)	(1.372)	(1.226)	(1.181)
Net Asset Value, End of Period	$66.04	$58.29	$54.76	$57.38	$46.41
Total Return[2]	15.99%	9.24%	-2.08%	26.49%	2.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,224	$33,518	$32,071	$31,741	$22,486
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.60%	2.51%	2.34%	2.86%
Portfolio Turnover Rate[4]	9%	10%	5%	9%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.29	$54.76	$57.37	$46.41	$46.77
Investment Operations
Net Investment Income[1]	1.452	1.429	1.377	1.250	1.193
Net Realized and Unrealized Gain (Loss) on Investments	7.816	3.533	(2.609)	10.941	(.368)
Total from Investment Operations	9.268	4.962	(1.232)	12.191	.825
Distributions
Dividends from Net Investment Income	(1.528)	(1.432)	(1.378)	(1.231)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.528)	(1.432)	(1.378)	(1.231)	(1.185)
Net Asset Value, End of Period	$66.03	$58.29	$54.76	$57.37	$46.41
Total Return	15.98%	9.26%	-2.05%	26.48%	2.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,782	$16,183	$16,452	$15,446	$12,579
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.60%	2.52%	2.35%	2.87%
Portfolio Turnover Rate[3]	9%	10%	5%	9%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $5,134,000, representing less than 0.01% of the fund’s net assets and 2.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $68,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	183,136,002	—	—	183,136,002
Temporary Cash Investments	235,447	—	—	235,447
Total	183,371,449	—	—	183,371,449
Derivative Financial Instruments
Assets
Swap Contracts	—	35	—	35
Liabilities
Futures Contracts[1]	(4,534)	—	—	(4,534)
Swap Contracts	—	(2,351)	—	(2,351)
Total	(4,534)	(2,351)	—	(6,885)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,215,286
Total Distributable Earnings (Loss)	(6,215,286)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	33,915
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	49,239,414
Capital Loss Carryforwards	(9,365,357)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	39,907,972
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,140,787	3,845,321
Long-Term Capital Gains	—	—
Total	4,140,787	3,845,321
*	Includes short-term capital gains, if any.

Value Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	134,132,035
Gross Unrealized Appreciation	55,147,743
Gross Unrealized Depreciation	(5,908,329)
Net Unrealized Appreciation (Depreciation)	49,239,414
F.	During the year ended December 31, 2024, the fund purchased $15,244,291,000 of investment securities and sold $15,450,701,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $18,211,034,000 and $11,177,072,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $6,451,120,000 and sales were $3,202,626,000, resulting in net realized loss of $804,311,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,160	253	15,265	279
Issued in Lieu of Cash Distributions	3,312	51	4,056	74
Redeemed	(41,166)	(649)	(113,208)	(2,078)
Net Increase (Decrease)—Investor Shares	(21,694)	(345)	(93,887)	(1,725)
ETF Shares
Issued	19,328,812	116,468	17,753,209	125,354
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,107,731)	(67,550)	(17,314,549)	(124,175)
Net Increase (Decrease)—ETF Shares	8,221,081	48,918	438,660	1,179
Admiral Shares
Issued	4,290,075	67,164	4,041,652	73,435
Issued in Lieu of Cash Distributions	750,648	11,615	718,875	13,124
Redeemed	(5,763,881)	(90,125)	(5,341,213)	(97,180)
Net Increase (Decrease)—Admiral Shares	(723,158)	(11,346)	(580,686)	(10,621)
Institutional Shares
Issued	2,237,603	34,886	2,550,479	46,217
Issued in Lieu of Cash Distributions	401,724	6,217	394,481	7,209
Redeemed	(3,147,947)	(49,470)	(4,170,379)	(76,228)
Net Increase (Decrease)—Institutional Shares	(508,620)	(8,367)	(1,225,419)	(22,802)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Value Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Large-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Linde plc	541,924	226,887
	Air Products & Chemicals Inc.	253,109	73,412
	Ecolab Inc.	290,064	67,968
	Freeport-McMoRan Inc.	1,635,707	62,288
	Newmont Corp. (XNYS)	1,295,900	48,233
	Fastenal Co.	652,237	46,902
	Nucor Corp.	267,292	31,196
	International Flavors & Fragrances Inc.	291,102	24,613
	LyondellBasell Industries NV Class A	295,686	21,960
	International Paper Co.	395,497	21,285
	Avery Dennison Corp.	91,529	17,128
	CF Industries Holdings Inc.	198,111	16,903
	Steel Dynamics Inc.	82,361	9,395
	Celanese Corp.	62,214	4,306
	Westlake Corp.	22,058	2,529
			675,005
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	10,772,111	2,363,293
*	Tesla Inc.	3,105,859	1,254,270
	Costco Wholesale Corp.	504,339	462,111
	Walmart Inc.	5,032,200	454,659
	Home Depot Inc.	1,130,687	439,826
*	Netflix Inc.	486,560	433,681
	McDonald's Corp.	815,630	236,443
	Walt Disney Co.	2,061,299	229,526
	Booking Holdings Inc.	37,678	187,200
	Lowe's Cos. Inc.	642,712	158,621
	TJX Cos. Inc.	1,283,808	155,097
*	Uber Technologies Inc.	2,277,087	137,354
	Starbucks Corp.	1,290,538	117,762
	NIKE Inc. Class B	1,355,164	102,545
*	Chipotle Mexican Grill Inc.	1,551,014	93,526
*	O'Reilly Automotive Inc.	65,716	77,926
	Marriott International Inc. Class A	253,044	70,584
	Target Corp.	521,604	70,510
	Hilton Worldwide Holdings Inc.	277,480	68,582
	General Motors Co.	1,251,365	66,660
	Royal Caribbean Cruises Ltd.	275,440	63,541
*	AutoZone Inc.	19,243	61,616
*	Trade Desk Inc. Class A	511,881	60,161
*	Airbnb Inc. Class A	450,759	59,234
	Ross Stores Inc.	377,688	57,133
*	Copart Inc.	987,124	56,651
*	Lululemon Athletica Inc.	127,242	48,659
	Delta Air Lines Inc.	734,277	44,424
	Ford Motor Co.	4,442,456	43,980
	Electronic Arts Inc.	298,498	43,670
	DR Horton Inc.	310,733	43,447
	Yum! Brands Inc.	317,608	42,610
	Lennar Corp. Class A	279,919	38,173
*	United Airlines Holdings Inc.	374,215	36,336
	Garmin Ltd.	174,885	36,072
*	Roblox Corp. Class A	622,414	36,013
*	Take-Two Interactive Software Inc.	189,943	34,965
	eBay Inc.	545,338	33,784
	Tractor Supply Co.	608,238	32,273
*	Carvana Co.	138,917	28,250
*	Carnival Corp.	1,116,750	27,829
*	NVR Inc.	3,316	27,121

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Warner Bros Discovery Inc.	2,513,756	26,570
*	Expedia Group Inc.	139,826	26,054
	PulteGroup Inc.	233,483	25,426
	Darden Restaurants Inc.	133,759	24,971
*	Live Nation Entertainment Inc.	185,240	23,989
*	Ulta Beauty Inc.	53,640	23,330
	Southwest Airlines Co.	682,663	22,951
*	Burlington Stores Inc.	72,291	20,607
	Omnicom Group Inc.	222,090	19,109
	Las Vegas Sands Corp.	371,435	19,077
	Dollar General Corp.	250,376	18,984
	Estee Lauder Cos. Inc. Class A	252,439	18,928
	Best Buy Co. Inc.	220,030	18,879
	Genuine Parts Co.	158,399	18,495
*	Dollar Tree Inc.	232,598	17,431
	Domino's Pizza Inc.	37,355	15,680
	Rollins Inc.	330,929	15,339
	News Corp. Class A	419,016	11,540
	Fox Corp. Class A	223,627	10,864
*	Aptiv plc	133,775	8,091
	Pool Corp.	20,618	7,029
	Fox Corp. Class B	123,710	5,658
	Warner Music Group Corp. Class A	146,551	4,543
	News Corp. Class B	141,238	4,298
	Lennar Corp. Class B	2,599	343
			8,544,304
Consumer Staples (4.0%)
	Procter & Gamble Co.	2,680,303	449,353
	Coca-Cola Co.	3,922,729	244,229
	PepsiCo Inc.	1,561,583	237,454
	Philip Morris International Inc.	1,769,658	212,978
	Altria Group Inc.	1,928,950	100,865
	Mondelez International Inc. Class A	1,521,952	90,906
	Colgate-Palmolive Co.	929,993	84,546
	McKesson Corp.	144,517	82,362
	CVS Health Corp.	1,432,398	64,300
	Kimberly-Clark Corp.	379,709	49,757
	Kenvue Inc.	2,181,953	46,585
	Kroger Co.	741,296	45,330
	Corteva Inc.	787,914	44,880
	Cencora Inc.	198,069	44,502
	Sysco Corp.	559,403	42,772
	Keurig Dr Pepper Inc.	1,312,327	42,152
*	Monster Beverage Corp.	775,120	40,740
	General Mills Inc.	631,975	40,301
	Constellation Brands Inc. Class A	175,728	38,836
	Kraft Heinz Co.	962,956	29,572
	Church & Dwight Co. Inc.	279,065	29,221
	Hershey Co.	168,206	28,486
	Archer-Daniels-Midland Co.	544,727	27,520
	Kellanova	313,864	25,414
	Clorox Co.	140,991	22,898
	McCormick & Co. Inc.	287,218	21,897
	Tyson Foods Inc. Class A	325,439	18,693
	Brown-Forman Corp. Class B	331,588	12,594
	Hormel Foods Corp.	343,307	10,770
	Conagra Brands Inc.	272,140	7,552
	Campbell's Co.	110,492	4,627
	Brown-Forman Corp. Class A	44,979	1,695
			2,243,787
Energy (3.2%)
	Exxon Mobil Corp.	5,002,457	538,114
	Chevron Corp.	1,943,121	281,442
	ConocoPhillips	1,472,270	146,005
	EOG Resources Inc.	640,114	78,465
	Williams Cos. Inc.	1,387,621	75,098
	ONEOK Inc.	664,989	66,765
	Schlumberger NV	1,607,208	61,620
	Kinder Morgan Inc.	2,149,363	58,892

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Phillips 66	470,102	53,559
	Cheniere Energy Inc.	242,611	52,130
	Marathon Petroleum Corp.	365,857	51,037
	Baker Hughes Co.	1,126,409	46,205
	Targa Resources Corp.	248,190	44,302
	Valero Energy Corp.	360,349	44,175
	Hess Corp.	315,699	41,991
	Occidental Petroleum Corp.	747,393	36,929
	Diamondback Energy Inc.	216,053	35,396
	Devon Energy Corp.	747,718	24,473
	Halliburton Co.	899,994	24,471
*	First Solar Inc.	115,770	20,403
	Coterra Energy Inc.	796,787	20,350
	EQT Corp.	339,578	15,658
	Texas Pacific Land Corp.	10,464	11,573
*	Enphase Energy Inc.	73,131	5,023
			1,834,076
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	1,995,693	904,608
	JPMorgan Chase & Co.	3,204,547	768,162
	Bank of America Corp.	7,859,649	345,432
	Wells Fargo & Co.	3,789,829	266,198
	Goldman Sachs Group Inc.	357,258	204,573
	S&P Global Inc.	361,344	179,960
	Morgan Stanley	1,375,193	172,889
	Progressive Corp.	666,765	159,764
	Blackrock Inc.	151,720	155,530
	Citigroup Inc.	2,044,912	143,941
	Blackstone Inc.	821,789	141,693
	Charles Schwab Corp.	1,721,812	127,431
	Chubb Ltd.	435,730	120,392
	Marsh & McLennan Cos. Inc.	558,911	118,718
	KKR & Co. Inc.	758,249	112,153
	Intercontinental Exchange Inc.	653,384	97,361
	CME Group Inc.	410,125	95,243
	PNC Financial Services Group Inc.	451,642	87,099
	US Bancorp	1,775,716	84,932
	Aon plc Class A (XNYS)	233,845	83,988
	Moody's Corp.	175,290	82,977
	Arthur J Gallagher & Co.	284,288	80,695
	Apollo Global Management Inc.	450,584	74,418
	Truist Financial Corp.	1,511,584	65,572
	Aflac Inc.	632,130	65,388
	Bank of New York Mellon Corp.	827,244	63,557
	Travelers Cos. Inc.	258,369	62,238
	Ameriprise Financial Inc.	110,420	58,791
	Allstate Corp.	301,370	58,101
*	Coinbase Global Inc. Class A	221,586	55,020
	MetLife Inc.	669,782	54,842
	American International Group Inc.	709,775	51,672
	MSCI Inc.	84,749	50,850
	Discover Financial Services	285,756	49,501
	Prudential Financial Inc.	405,169	48,025
	Nasdaq Inc.	523,270	40,454
*	Berkshire Hathaway Inc. Class A	57	38,812
	Ares Management Corp. Class A	214,569	37,985
	Arch Capital Group Ltd.	406,725	37,561
	Hartford Financial Services Group Inc.	329,853	36,086
	Willis Towers Watson plc	114,669	35,919
	M&T Bank Corp.	188,930	35,521
	Raymond James Financial Inc.	209,024	32,468
	Fifth Third Bancorp	763,677	32,288
	State Street Corp.	316,822	31,096
	Broadridge Financial Solutions Inc.	133,090	30,090
	T Rowe Price Group Inc.	252,859	28,596
	Brown & Brown Inc.	276,755	28,235
	LPL Financial Holdings Inc.	85,248	27,834
	Huntington Bancshares Inc.	1,654,884	26,925
	Cincinnati Financial Corp.	177,896	25,564

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	1,035,420	24,353
*	Markel Group Inc.	13,900	23,995
	Cboe Global Markets Inc.	119,160	23,284
	Northern Trust Corp.	214,309	21,967
	Citizens Financial Group Inc.	476,717	20,861
	Interactive Brokers Group Inc. Class A	117,799	20,812
	FactSet Research Systems Inc.	43,254	20,774
	Principal Financial Group Inc.	260,468	20,163
	KeyCorp.	1,129,670	19,363
	W R Berkley Corp.	325,383	19,041
	Loews Corp.	210,424	17,821
	Everest Group Ltd.	48,885	17,719
	Tradeweb Markets Inc. Class A	132,342	17,326
	Fidelity National Financial Inc.	295,727	16,602
*	Robinhood Markets Inc. Class A	412,619	15,374
	Corebridge Financial Inc.	289,718	8,671
	Blue Owl Capital Inc.	323,886	7,534
*	Rocket Cos. Inc. Class A	156,705	1,764
			6,134,572
Health Care (9.8%)
	Eli Lilly & Co.	972,531	750,794
	UnitedHealth Group Inc.	1,047,550	529,914
	Johnson & Johnson	2,740,450	396,324
	AbbVie Inc.	2,011,469	357,438
	Merck & Co. Inc.	2,879,447	286,447
	Thermo Fisher Scientific Inc.	435,334	226,474
	Abbott Laboratories	1,974,114	223,292
*	Intuitive Surgical Inc.	405,418	211,612
	Pfizer Inc.	6,450,529	171,133
	Danaher Corp.	739,855	169,834
	Amgen Inc.	611,843	159,471
*	Boston Scientific Corp.	1,677,434	149,828
	Stryker Corp.	390,507	140,602
	Gilead Sciences Inc.	1,418,578	131,034
	Bristol-Myers Squibb Co.	2,308,804	130,586
*	Vertex Pharmaceuticals Inc.	293,137	118,046
	Medtronic plc	1,459,297	116,569
	Elevance Health Inc.	263,989	97,386
*	Regeneron Pharmaceuticals Inc.	123,009	87,623
	Cigna Group	316,609	87,428
	Zoetis Inc.	462,235	75,312
	Becton Dickinson & Co.	329,053	74,652
	HCA Healthcare Inc.	201,832	60,580
*	Edwards Lifesciences Corp.	671,390	49,703
	Agilent Technologies Inc.	327,084	43,940
	GE HealthCare Technologies Inc.	520,003	40,654
*	IQVIA Holdings Inc.	196,300	38,575
*	IDEXX Laboratories Inc.	93,220	38,541
	ResMed Inc.	167,103	38,215
*	Veeva Systems Inc. Class A	165,842	34,868
*	Centene Corp.	574,688	34,815
	Humana Inc.	137,070	34,776
*	DexCom Inc.	444,659	34,581
*	Alnylam Pharmaceuticals Inc.	146,833	34,551
	Cardinal Health Inc.	275,620	32,598
	West Pharmaceutical Services Inc.	82,453	27,008
*	Biogen Inc.	165,835	25,359
*	Waters Corp.	67,603	25,079
*	Illumina Inc.	180,600	24,134
	Zimmer Biomet Holdings Inc.	226,594	23,935
	STERIS plc	112,376	23,100
	Labcorp Holdings Inc.	95,228	21,838
*	Cooper Cos. Inc.	226,692	20,840
	Quest Diagnostics Inc.	127,159	19,183
*	Molina Healthcare Inc.	65,130	18,956
*	Hologic Inc.	258,249	18,617
	Baxter International Inc.	581,233	16,949
	Viatris Inc.	1,359,315	16,923
*	Align Technology Inc.	80,745	16,836

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Moderna Inc.	394,294	16,395
	Royalty Pharma plc Class A	430,124	10,972
*	Insulet Corp.	39,969	10,435
*	Avantor Inc.	368,475	7,764
	Revvity Inc.	69,335	7,738
*	BioMarin Pharmaceutical Inc.	108,619	7,140
*	Incyte Corp.	87,812	6,065
*,1	ABIOMED Inc. CVR	12	—
			5,573,462
Industrials (11.3%)
	Visa Inc. Class A	1,816,284	574,018
	Mastercard Inc. Class A	932,458	491,004
	Accenture plc Class A	712,965	250,814
	Caterpillar Inc.	549,539	199,351
	General Electric Co.	1,170,330	195,199
	RTX Corp.	1,514,936	175,308
	Honeywell International Inc.	740,175	167,198
	American Express Co.	561,197	166,558
	Union Pacific Corp.	690,020	157,352
*	Boeing Co.	850,511	150,540
	Eaton Corp. plc	449,816	149,280
	Automatic Data Processing Inc.	463,718	135,744
*	Fiserv Inc.	646,505	132,805
	Lockheed Martin Corp.	269,789	131,101
	Deere & Co.	295,844	125,349
	United Parcel Service Inc. Class B (XNYS)	832,461	104,973
	GE Vernova Inc.	313,728	103,195
*	PayPal Holdings Inc.	1,140,671	97,356
	Trane Technologies plc	256,146	94,608
	Parker-Hannifin Corp.	146,513	93,187
	Sherwin-Williams Co.	257,996	87,701
	Illinois Tool Works Inc.	319,267	80,953
	Emerson Electric Co.	648,980	80,428
	3M Co.	619,900	80,023
	Northrop Grumman Corp.	165,834	77,824
	TransDigm Group Inc.	60,815	77,070
	Capital One Financial Corp.	412,373	73,534
	Cintas Corp.	390,163	71,283
	CSX Corp.	2,194,972	70,832
	FedEx Corp.	250,272	70,409
	General Dynamics Corp.	266,020	70,094
	Carrier Global Corp.	970,254	66,230
	PACCAR Inc.	596,805	62,080
	Norfolk Southern Corp.	257,525	60,441
	Johnson Controls International plc	753,761	59,494
	Cummins Inc.	156,154	54,435
*	Block Inc. (XNYS)	636,897	54,130
	Quanta Services Inc.	168,035	53,107
	United Rentals Inc.	74,704	52,625
	WW Grainger Inc.	49,897	52,594
*	Fair Isaac Corp.	26,329	52,419
	Paychex Inc.	368,736	51,704
	Howmet Aerospace Inc.	462,537	50,588
	Fidelity National Information Services Inc.	611,594	49,398
*	Axon Enterprise Inc.	82,413	48,980
	AMETEK Inc.	263,262	47,456
	L3Harris Technologies Inc.	215,905	45,401
	Verisk Analytics Inc.	160,740	44,273
	Otis Worldwide Corp.	454,734	42,113
	Ingersoll Rand Inc. (XYNS)	458,845	41,507
	Ferguson Enterprises Inc.	228,539	39,668
	Vulcan Materials Co.	150,277	38,656
	Old Dominion Freight Line Inc.	218,770	38,591
	Westinghouse Air Brake Technologies Corp.	195,665	37,096
	Rockwell Automation Inc.	128,516	36,729
	Equifax Inc.	141,076	35,953
	Martin Marietta Materials Inc.	69,531	35,913
	DuPont de Nemours Inc.	428,143	32,646
	Global Payments Inc.	289,143	32,401

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Xylem Inc.	276,585	32,089
	Dow Inc.	796,928	31,981
*	Keysight Technologies Inc.	197,601	31,741
	PPG Industries Inc.	264,084	31,545
	Fortive Corp.	394,965	29,622
*	Mettler-Toledo International Inc.	24,026	29,400
	Dover Corp.	156,182	29,300
	Synchrony Financial	443,012	28,796
	Veralto Corp.	267,430	27,238
*	Corpay Inc.	75,158	25,435
*	Teledyne Technologies Inc.	53,050	24,622
	Packaging Corp. of America	102,276	23,025
*	Zebra Technologies Corp. Class A	58,721	22,679
	TransUnion	222,032	20,585
	Snap-on Inc.	59,778	20,293
*	Trimble Inc.	278,019	19,645
	Jacobs Solutions Inc.	141,159	18,862
	Ball Corp.	339,769	18,731
	Masco Corp.	245,719	17,832
	Expeditors International of Washington Inc.	159,400	17,657
	Textron Inc.	211,273	16,160
	HEICO Corp. Class A	86,094	16,020
	JB Hunt Transport Services Inc.	91,887	15,681
	Hubbell Inc.	30,558	12,800
	HEICO Corp.	46,577	11,073
	Stanley Black & Decker Inc.	87,840	7,053
*,2	Symbotic Inc.	26,678	633
			6,432,217
Real Estate (2.0%)
	Prologis Inc.	1,053,860	111,393
	Equinix Inc.	109,828	103,556
	American Tower Corp.	531,832	97,543
	Welltower Inc.	708,701	89,318
	Digital Realty Trust Inc.	377,576	66,956
	Simon Property Group Inc.	352,810	60,757
	Public Storage	180,005	53,901
	Realty Income Corp.	995,970	53,195
*	CBRE Group Inc. Class A	348,322	45,731
	Crown Castle Inc.	494,697	44,899
	Extra Space Storage Inc.	241,326	36,102
	AvalonBay Communities Inc.	161,908	35,615
	Iron Mountain Inc.	334,099	35,117
	VICI Properties Inc.	1,186,730	34,664
*	CoStar Group Inc.	466,732	33,413
	Equity Residential	410,348	29,447
	Ventas Inc.	477,264	28,106
	SBA Communications Corp.	122,433	24,952
	Weyerhaeuser Co.	827,127	23,284
	Invitation Homes Inc.	662,756	21,188
	Essex Property Trust Inc.	73,185	20,890
	Mid-America Apartment Communities Inc.	133,096	20,573
	Alexandria Real Estate Equities Inc.	198,953	19,408
	Sun Communities Inc.	145,060	17,838
	UDR Inc.	188,235	8,171
	Healthpeak Properties Inc.	397,828	8,064
	WP Carey Inc.	124,769	6,797
	Lineage Inc.	78,299	4,586
			1,135,464
Technology (38.0%)
	Apple Inc.	17,205,517	4,308,606
	Microsoft Corp.	8,462,909	3,567,116
	NVIDIA Corp.	26,482,864	3,556,384
	Meta Platforms Inc. Class A	2,481,440	1,452,908
	Alphabet Inc. Class A	6,652,695	1,259,355
	Broadcom Inc.	5,316,427	1,232,560
	Alphabet Inc. Class C	5,352,661	1,019,361
	Salesforce Inc.	1,033,776	345,622
	Oracle Corp.	1,892,478	315,363
*	ServiceNow Inc.	234,483	248,580

Large-Cap Index Fund
		Shares	Market Value• ($000)
	International Business Machines Corp.	1,052,438	231,357
*	Advanced Micro Devices Inc.	1,847,202	223,124
*	Adobe Inc.	501,058	222,810
	Texas Instruments Inc.	1,038,323	194,696
	QUALCOMM Inc.	1,264,609	194,269
	Intuit Inc.	302,685	190,238
*	Palantir Technologies Inc. Class A	2,358,088	178,342
	Applied Materials Inc.	938,407	152,613
*	Palo Alto Networks Inc.	746,948	135,915
	Analog Devices Inc.	564,918	120,022
	Marvell Technology Inc.	986,010	108,905
	Micron Technology Inc.	1,264,044	106,382
	Lam Research Corp.	1,464,693	105,795
	KLA Corp.	152,267	95,946
	Amphenol Corp. Class A	1,372,377	95,312
*	Cadence Design Systems Inc.	312,195	93,802
*	Crowdstrike Holdings Inc. Class A	266,198	91,082
	Intel Corp.	4,418,487	88,591
*	Synopsys Inc.	174,861	84,871
*	AppLovin Corp. Class A	254,892	82,542
*	Autodesk Inc.	244,732	72,335
*	Fortinet Inc.	697,959	65,943
	Roper Technologies Inc.	122,031	63,438
*	Workday Inc. Class A	242,464	62,563
*,2	MicroStrategy Inc. Class A	215,910	62,532
*	DoorDash Inc. Class A	372,139	62,426
*	Snowflake Inc. Class A	338,216	52,224
	TE Connectivity plc	340,520	48,684
	Vertiv Holdings Co. Class A	427,274	48,543
*	Datadog Inc. Class A	338,744	48,403
*	Atlassian Corp. Ltd. Class A	183,918	44,762
	Cognizant Technology Solutions Corp. Class A	564,265	43,392
	Corning Inc.	877,204	41,685
	Dell Technologies Inc. Class C	361,037	41,606
*	Gartner Inc.	83,425	40,417
*	HubSpot Inc.	55,832	38,902
	HP Inc.	1,097,185	35,801
*	Cloudflare Inc. Class A	330,651	35,604
	Microchip Technology Inc.	611,371	35,062
*	ANSYS Inc.	99,552	33,582
	Hewlett Packard Enterprise Co.	1,478,291	31,562
*	GoDaddy Inc. Class A	159,825	31,545
	Monolithic Power Systems Inc.	52,763	31,220
*	ON Semiconductor Corp.	484,730	30,562
*	Tyler Technologies Inc.	48,724	28,096
	NetApp Inc.	231,548	26,878
	CDW Corp.	151,740	26,409
*	Western Digital Corp.	393,614	23,471
	Teradyne Inc.	185,474	23,355
*	Zoom Communications Inc.	268,509	21,913
	Seagate Technology Holdings plc	240,879	20,790
*	VeriSign Inc.	93,002	19,248
*	Zscaler Inc.	104,837	18,914
*	Pinterest Inc. Class A	641,798	18,612
*	MongoDB Inc.	79,898	18,601
	SS&C Technologies Holdings Inc.	239,672	18,162
*	Super Micro Computer Inc. (XNGS)	566,599	17,270
*	Akamai Technologies Inc.	171,029	16,359
	Gen Digital Inc. (XNGS)	596,214	16,324
*	Okta Inc.	184,961	14,575
*	Snap Inc. Class A	1,215,106	13,087
	Leidos Holdings Inc.	75,961	10,943
	Bentley Systems Inc. Class B	181,887	8,494
	Skyworks Solutions Inc.	91,140	8,082
			21,574,845
Telecommunications (2.0%)
	Cisco Systems Inc.	4,079,847	241,527
	AT&T Inc.	8,167,256	185,968
	Verizon Communications Inc.	4,312,515	172,457

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Comcast Corp. Class A	4,344,363	163,044
*	Arista Networks Inc.	1,147,235	126,804
	T-Mobile US Inc.	528,386	116,631
	Motorola Solutions Inc.	190,229	87,930
*	Charter Communications Inc. Class A	105,203	36,060
			1,130,421
Utilities (2.5%)
	NextEra Energy Inc.	2,340,634	167,800
	Southern Co.	1,245,554	102,534
	Duke Energy Corp.	877,286	94,519
	Waste Management Inc.	456,784	92,174
	Constellation Energy Corp.	358,706	80,246
	Sempra	720,957	63,242
	American Electric Power Co. Inc.	606,086	55,899
	Vistra Corp.	387,336	53,402
	Dominion Energy Inc.	956,158	51,499
	Waste Connections Inc. (XTSE)	293,694	50,392
	PG&E Corp.	2,425,434	48,945
	Public Service Enterprise Group Inc.	567,233	47,926
	Republic Services Inc.	231,593	46,592
	Xcel Energy Inc.	653,609	44,132
	Exelon Corp.	1,143,361	43,036
	Entergy Corp.	487,888	36,992
	Edison International	440,823	35,195
	Consolidated Edison Inc.	394,290	35,183
	WEC Energy Group Inc.	360,303	33,883
	American Water Works Co. Inc.	221,916	27,626
	Ameren Corp.	303,585	27,062
	PPL Corp.	798,711	25,926
	DTE Energy Co.	212,083	25,609
	FirstEnergy Corp.	623,531	24,804
	Eversource Energy	417,238	23,962
	CenterPoint Energy Inc.	741,852	23,539
	CMS Energy Corp.	340,464	22,692
	Alliant Energy Corp.	292,094	17,274
	NiSource Inc.	266,513	9,797
	Evergy Inc.	123,922	7,627
			1,419,509
Total Common Stocks (Cost $25,517,203)			56,697,662
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $78,555)	785,603	78,560
Total Investments (100.0%) (Cost $25,595,758)			56,776,222
Other Assets and Liabilities—Net (0.0%)			8,996
Net Assets (100%)			56,785,218
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,342,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,130,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	127	37,692	(333)

Large-Cap Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	47,406	(4.479)	—	(88)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $25,517,203)	56,697,662
Affiliated Issuers (Cost $78,555)	78,560
Total Investments in Securities	56,776,222
Investment in Vanguard	1,534
Cash Collateral Pledged—Futures Contracts	2,887
Receivables for Investment Securities Sold	1,143
Receivables for Accrued Income	34,140
Receivables for Capital Shares Issued	13,599
Total Assets	56,829,525
Liabilities
Due to Custodian	926
Payables for Investment Securities Purchased	251
Collateral for Securities on Loan	12,130
Payables for Capital Shares Redeemed	29,650
Payables to Vanguard	1,075
Variation Margin Payable—Futures Contracts	187
Unrealized Depreciation—Over-the-Counter Swap Contracts	88
Total Liabilities	44,307
Net Assets	56,785,218
1 Includes $11,342,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	27,213,552
Total Distributable Earnings (Loss)	29,571,666
Net Assets	56,785,218

Investor Shares—Net Assets
Applicable to 271,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,570
Net Asset Value Per Share—Investor Shares	$108.91

ETF Shares—Net Assets
Applicable to 144,946,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,086,015
Net Asset Value Per Share—ETF Shares	$269.66

Admiral™ Shares—Net Assets
Applicable to 106,080,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,445,977
Net Asset Value Per Share—Admiral Shares	$136.18

Institutional Shares—Net Assets
Applicable to 5,751,501 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,223,656
Net Asset Value Per Share—Institutional Shares	$560.49

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	697,995
Interest[2]	4,713
Securities Lending—Net	657
Total Income	703,365
Expenses
The Vanguard Group—Note B
Investment Advisory Services	955
Management and Administrative—Investor Shares	40
Management and Administrative—ETF Shares	11,195
Management and Administrative—Admiral Shares	5,641
Management and Administrative—Institutional Shares	1,045
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,038
Marketing and Distribution—Admiral Shares	545
Marketing and Distribution—Institutional Shares	84
Custodian Fees	419
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	1,092
Shareholders’ Reports and Proxy Fees—Admiral Shares	186
Shareholders’ Reports and Proxy Fees—Institutional Shares	8
Trustees’ Fees and Expenses	30
Other Expenses	19
Total Expenses	22,334
Expenses Paid Indirectly	(6)
Net Expenses	22,328
Net Investment Income	681,037
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	912,463
Futures Contracts	24,645
Swap Contracts	6,553
Foreign Currencies	—
Realized Net Gain (Loss)	943,661
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	9,892,121
Futures Contracts	(1,410)
Swap Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	9,890,707
Net Increase (Decrease) in Net Assets Resulting from Operations	11,515,405
1	Dividends are net of foreign withholding taxes of $52,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,492,000, $4,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,148,008,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	681,037	632,197
Realized Net Gain (Loss)	943,661	632,321
Change in Unrealized Appreciation (Depreciation)	9,890,707	8,468,541
Net Increase (Decrease) in Net Assets Resulting from Operations	11,515,405	9,733,059
Distributions
Investor Shares	(323)	(290)
ETF Shares	(483,431)	(430,519)
Admiral Shares	(178,582)	(166,820)
Institutional Shares	(40,890)	(36,408)
Total Distributions	(703,226)	(634,037)
Capital Share Transactions
Investor Shares	1,583	1,298
ETF Shares	960,748	435,596
Admiral Shares	(288,929)	(43,037)
Institutional Shares	(52,046)	50,913
Net Increase (Decrease) from Capital Share Transactions	621,356	444,770
Total Increase (Decrease)	11,433,535	9,543,792
Net Assets
Beginning of Period	45,351,683	35,807,891
End of Period	56,785,218	45,351,683

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.20	$70.38	$89.03	$71.00	$59.72
Investment Operations
Net Investment Income[1]	1.176	1.142	1.058	.956	.969
Net Realized and Unrealized Gain (Loss) on Investments	20.755	17.823	(18.646)	18.025	11.268
Total from Investment Operations	21.931	18.965	(17.588)	18.981	12.237
Distributions
Dividends from Net Investment Income	(1.221)	(1.145)	(1.062)	(.951)	(.957)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.221)	(1.145)	(1.062)	(.951)	(.957)
Net Asset Value, End of Period	$108.91	$88.20	$70.38	$89.03	$71.00
Total Return[2]	24.95%	27.12%	-19.78%	26.87%	20.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30	$23	$17	$36	$37
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.44%	1.38%	1.19%	1.61%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$218.35	$174.22	$220.44	$175.80	$147.88
Investment Operations
Net Investment Income[1]	3.240	3.079	2.905	2.646	2.594
Net Realized and Unrealized Gain (Loss) on Investments	51.408	44.134	(46.233)	44.617	27.890
Total from Investment Operations	54.648	47.213	(43.328)	47.263	30.484
Distributions
Dividends from Net Investment Income	(3.338)	(3.083)	(2.892)	(2.623)	(2.564)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.338)	(3.083)	(2.892)	(2.623)	(2.564)
Net Asset Value, End of Period	$269.66	$218.35	$174.22	$220.44	$175.80
Total Return	25.12%	27.29%	-19.68%	27.02%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,086	$30,728	$24,137	$28,242	$21,540
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.57%	1.55%	1.33%	1.74%
Portfolio Turnover Rate[3]	2%	2%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$110.27	$87.98	$111.33	$88.79	$74.69
Investment Operations
Net Investment Income[1]	1.622	1.544	1.456	1.325	1.303
Net Realized and Unrealized Gain (Loss) on Investments	25.961	22.293	(23.348)	22.530	14.084
Total from Investment Operations	27.583	23.837	(21.892)	23.855	15.387
Distributions
Dividends from Net Investment Income	(1.673)	(1.547)	(1.458)	(1.315)	(1.287)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.673)	(1.547)	(1.458)	(1.315)	(1.287)
Net Asset Value, End of Period	$136.18	$110.27	$87.98	$111.33	$88.79
Total Return[2]	25.10%	27.28%	-19.70%	27.01%	21.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,446	$11,953	$9,583	$11,847	$9,338
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.56%	1.54%	1.32%	1.73%
Portfolio Turnover Rate[4]	2%	2%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$453.84	$362.12	$458.22	$365.43	$307.39
Investment Operations
Net Investment Income[1]	6.727	6.401	6.032	5.477	5.389
Net Realized and Unrealized Gain (Loss) on Investments	106.860	91.727	(96.092)	92.764	57.981
Total from Investment Operations	113.587	98.128	(90.060)	98.241	63.370
Distributions
Dividends from Net Investment Income	(6.937)	(6.408)	(6.040)	(5.451)	(5.330)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.937)	(6.408)	(6.040)	(5.451)	(5.330)
Net Asset Value, End of Period	$560.49	$453.84	$362.12	$458.22	$365.43
Total Return	25.12%	27.28%	-19.69%	27.03%	21.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,224	$2,648	$2,071	$2,524	$2,149
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.57%	1.55%	1.32%	1.74%
Portfolio Turnover Rate[3]	2%	2%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,534,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Large-Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	56,697,662	—	—	56,697,662
Temporary Cash Investments	78,560	—	—	78,560
Total	56,776,222	—	—	56,776,222
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(333)	—	—	(333)
Swap Contracts	—	(88)	—	(88)
Total	(333)	(88)	—	(421)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,148,024
Total Distributable Earnings (Loss)	(1,148,024)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,983
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	31,152,370
Capital Loss Carryforwards	(1,589,687)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	29,571,666
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	703,226	634,037
Long-Term Capital Gains	—	—
Total	703,226	634,037
*	Includes short-term capital gains, if any.

Large-Cap Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,623,852
Gross Unrealized Appreciation	32,110,299
Gross Unrealized Depreciation	(957,929)
Net Unrealized Appreciation (Depreciation)	31,152,370
F.	During the year ended December 31, 2024, the fund purchased $1,483,761,000 of investment securities and sold $1,272,366,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,925,362,000 and $1,469,625,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $249,250,000 and sales were $439,438,000, resulting in net realized loss of $198,660,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,703	111	3,063	40
Issued in Lieu of Cash Distributions	323	3	290	3
Redeemed	(9,443)	(100)	(2,055)	(26)
Net Increase (Decrease)—Investor Shares	1,583	14	1,298	17
ETF Shares
Issued	2,433,714	9,967	1,678,374	8,513
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,472,966)	(5,750)	(1,242,778)	(6,325)
Net Increase (Decrease)—ETF Shares	960,748	4,217	435,596	2,188
Admiral Shares
Issued	1,557,760	12,519	1,245,186	12,576
Issued in Lieu of Cash Distributions	145,714	1,129	135,776	1,352
Redeemed	(1,992,403)	(15,965)	(1,423,999)	(14,448)
Net Increase (Decrease)—Admiral Shares	(288,929)	(2,317)	(43,037)	(520)
Institutional Shares
Issued	537,247	1,068	436,811	1,089
Issued in Lieu of Cash Distributions	34,484	65	31,807	77
Redeemed	(623,777)	(1,216)	(417,705)	(1,050)
Net Increase (Decrease)—Institutional Shares	(52,046)	(83)	50,913	116
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Large-Cap Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Growth Index Fund	92.2%
Value Index Fund	92.1
Large-Cap Index Fund	90.9
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Growth Index Fund	1,254,803
Value Index Fund	3,941,911
Large-Cap Index Fund	665,588
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Growth Index Fund	9,221
Value Index Fund	7,176
Large-Cap Index Fund	2,532
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Growth Index Fund	30,198
Value Index Fund	164,222
Large-Cap Index Fund	30,550
Q03070 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.